UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2025 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2035 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2045 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2055 Fund
Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz AGIC Convertible Fund
Allianz AGIC Focused Opportunity Fund
Allianz AGIC Global Managed Volatility Fund
Allianz AGIC High Yield Bond Fund
Allianz AGIC Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC U.S. Emerging Growth Fund
Allianz F&T Behavioral Advantage Large Cap Fund
Allianz NFJ Global Dividend Value Fund
Allianz NFJ International Small-Cap Value Fund
Allianz NFJ International Value II Fund
Allianz RCM China Equity Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global Water Fund
Allianz RCM International Small-Cap Fund
Allianz RCM Redwood Fund
Allianz RCM Short Duration High Income Fund

Item 1.	Schedules of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—14.2%

AGIC Emerging Markets Opportunities	2,318	$53,505
AGIC Income & Growth	36,654	434,721
AGIC U.S. Managed Volatility	7,677	108,939
NFJ Dividend Value	34,396	434,422
NFJ International Value	8,084	160,384
NFJ Mid-Cap Value	3,144	58,945
NFJ Small-Cap Value	6,204	189,730
RCM Global Commodity Equity (c)	6,864	107,217

Total Allianz Funds (cost—$1,312,474)		1,547,863

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—9.9%

AGIC Global Managed Volatility (c)	13,244	216,933
AGIC U.S. Emerging Growth	8,228	109,189
NFJ Global Dividend Value	17,846	322,129
RCM Disciplined Equity	13,092	215,240
RCM Short Duration High Income	13,780	218,139

Total Allianz Funds Multi-Strategy Trust (cost—$957,951)		1,081,630

EXCHANGE-TRADED FUNDS—11.1%

iShares Barclays TIPS Bond	3,647	441,798
PIMCO 1-5 Year U.S. TIPS Index (a)	14,256	767,400

Total Exchange-Traded Funds (cost—$1,152,825)		1,209,198

OTHER MUTUAL FUNDS—5.2%

ING Global Real Estate (d)	11,031	190,618
Wells Fargo Advantage Short-Term High Yield Bond (e)	46,360	382,935

Total Other Mutual Funds (cost—$541,943)		573,553

PIMCO FUNDS (a)(b)—59.3%

CommoditiesPLUS Strategy	9,888	109,461
Commodity RealReturn Strategy	47,194	331,302
Floating Income	24,916	217,513
Foreign Bond (U.S. Dollar-Hedged)	36,979	410,838
Income	64,983	771,353
Real Return	274,624	3,427,304
RealEstateRealReturn Strategy	9,985	56,117
Short-Term	60,856	600,644
Total Return	47,942	551,339

Total PIMCO Funds (cost—$5,854,366)		6,475,871

Value*
Total Investments (cost—$9,819,559)—99.7%	$10,888,115

Other assets less liabilities—0.3%	29,100

Net Assets—100.0%	$10,917,215

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—16.1%

AGIC Emerging Markets Opportunities	3,260	$75,243
AGIC Income & Growth	25,775	305,695
AGIC Opportunity	1,810	37,952
AGIC U.S. Managed Volatility	5,398	76,599
NFJ Dividend Value	25,397	320,762
NFJ International Value	5,684	112,778
NFJ Mid-Cap Value	4,916	92,173
NFJ Small-Cap Value	3,458	105,753
RCM Global Commodity Equity (c)	4,827	75,393
RCM Large-Cap Growth	2,636	38,218

Total Allianz Funds (cost—$1,045,874)		1,240,566

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—12.2%

AGIC Global Managed Volatility (c)	9,778	160,167
AGIC U.S. Emerging Growth	8,680	115,188
NFJ Global Dividend Value	15,477	279,356
RCM Disciplined Equity	9,206	151,351
RCM International Small-Cap	1,245	38,226
RCM Short Duration High Income	12,112	191,730

Total Allianz Funds Multi-Strategy Trust (cost—$831,044)		936,018

EXCHANGE-TRADED FUNDS—9.0%

iShares Barclays TIPS Bond	2,563	310,482
PIMCO 1-5 Year U.S. TIPS Index (a)	7,155	385,153

Total Exchange-Traded Funds (cost—$660,904)		695,635

OTHER MUTUAL FUNDS—5.2%

ING Global Real Estate (d)	7,756	134,019
Wells Fargo Advantage Short-Term High Yield Bond (e)	32,592	269,209

Total Other Mutual Funds (cost—$381,350)		403,228

PIMCO FUNDS (a)(b)—56.8%

CommoditiesPLUS Strategy	13,905	153,931
Commodity RealReturn Strategy	33,184	232,954
Floating Income	21,899	191,180
Foreign Bond (U.S. Dollar-Hedged)	24,257	269,499
Income	39,152	464,736
Real Return	174,280	2,175,017
RealEstateRealReturn Strategy	21,053	118,319
Short-Term	42,399	418,475
Total Return	30,327	348,764

Total PIMCO Funds (cost—$3,971,161)		4,372,875

Value*
Total Investments (cost—$6,890,333)—99.3%	$7,648,322

Other assets less liabilities—0.7%	54,748

Net Assets—100.0%	$7,703,070

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2025 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—18.0%

AGIC Emerging Markets Opportunities	2,619	$60,450
AGIC Income & Growth	13,805	163,733
AGIC Opportunity	969	20,327
AGIC U.S. Managed Volatility	2,891	41,027
NFJ Dividend Value	13,603	171,802
NFJ International Value	4,059	80,540
NFJ Mid-Cap Value	6,543	122,675
RCM Global Commodity Equity (c)	3,877	60,562
RCM Large-Cap Growth	1,412	20,470

Total Allianz Funds (cost—$684,351)		741,586

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—14.0%

AGIC Global Managed Volatility (c)	6,235	102,127
AGIC U.S. Emerging Growth	4,649	61,693
NFJ Global Dividend Value	9,410	169,844
RCM Disciplined Equity	7,396	121,596
RCM International Small-Cap	667	20,474
RCM Short Duration High Income	6,487	102,692

Total Allianz Funds Multi-Strategy Trust (cost—$536,837)		578,426

EXCHANGE-TRADED FUNDS—7.0%

iShares Barclays TIPS Bond	1,372	166,204
PIMCO 1-5 Year U.S. TIPS Index (a)	2,299	123,755

Total Exchange-Traded Funds (cost—$284,980)		289,959

OTHER MUTUAL FUNDS—5.2%

ING Global Real Estate (d)	4,154	71,781
Wells Fargo Advantage Short-Term High Yield Bond (e)	17,456	144,190

Total Other Mutual Funds (cost—$205,086)		215,971

PIMCO FUNDS (a)(b)—54.9%

CommoditiesPLUS Strategy	11,171	123,665
Commodity RealReturn Strategy	17,769	124,739
Floating Income	11,729	102,397
Foreign Bond (U.S. Dollar-Hedged)	12,993	144,349
Income	20,970	248,912
Real Return	83,331	1,039,977
RealEstateRealReturn Strategy	15,038	84,515
Short-Term	21,459	211,803
Total Return	16,245	186,816

Total PIMCO Funds (cost—$2,181,267)		2,267,173

Value*
Total Investments (cost—$3,892,521)—99.1%	$4,093,115

Other assets less liabilities—0.9%	36,737

Net Assets—100.0%	$4,129,852

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—24.8%

AGIC Emerging Markets Opportunities	10,144	$234,122
AGIC Income & Growth	35,321	418,903
AGIC International Managed Volatility	10,808	139,208
AGIC Opportunity	6,613	138,683
AGIC U.S. Managed Volatility	6,575	93,302
NFJ Dividend Value	31,671	400,010
NFJ International Value	14,150	280,741
NFJ Mid-Cap Value	7,712	144,592
NFJ Small-Cap Value	7,558	231,123
RCM Global Commodity Equity (c)	12,076	188,633
RCM Large-Cap Growth	3,210	46,552

Total Allianz Funds (cost—$1,979,093)		2,315,869

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—17.1%

AGIC Global Managed Volatility (c)	14,179	232,253
AGIC U.S. Emerging Growth	10,573	140,306
NFJ Global Dividend Value	26,029	469,827
RCM Disciplined Equity	25,839	424,791
RCM International Small-Cap	3,032	93,121
RCM Short Duration High Income	14,707	232,820

Total Allianz Funds Multi-Strategy Trust (cost—$1,367,886)		1,593,118

EXCHANGE-TRADED FUNDS—3.0%

iShares Barclays TIPS Bond (cost—$275,713)	2,328	282,014

OTHER MUTUAL FUNDS—6.2%

ING Global Real Estate (d)	14,845	256,515
Wells Fargo Advantage Short-Term
High Yield Bond (e)	39,601	327,107

Total Other Mutual Funds (cost—$549,685)		583,622

PIMCO FUNDS (a)(b)—48.4%

CommoditiesPLUS Strategy	34,151	378,053
Commodity RealReturn Strategy	40,034	281,040
Floating Income	32,009	279,441
Foreign Bond (U.S. Dollar-Hedged)	25,221	280,204
Income	47,495	563,765
Real Return	149,861	1,870,269
RealEstateRealReturn Strategy	34,180	192,092
Short-Term	26,921	265,706
Total Return	35,884	412,660

Total PIMCO Funds (cost—$4,275,066)		4,523,230

	Principal Amount (000s)	Value*
Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $111,000; collateralized by U.S. Treasury Notes, 0.25%, due 7/15/15, valued at $114,712 including accrued interest (cost—$111,000)	$111	$111,000

Total Investments (cost—$8,558,443)—100.7%		9,408,853

Liabilities in excess of other assets—(0.7)%		(62,153)

Net Assets—100.0%		$9,346,700

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2035 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—30.6%

AGIC Emerging Markets Opportunities	4,693	$108,314
AGIC Income & Growth	13,915	165,032
AGIC International Managed Volatility	6,245	80,433
AGIC Opportunity	4,342	91,061
AGIC U.S. Managed Volatility	3,885	55,135
NFJ Dividend Value	16,540	208,895
NFJ International Value	7,274	144,314
NFJ Mid-Cap Value	9,379	175,855
RCM Global Commodity Equity (c)	5,095	79,578
RCM Large-Cap Growth	1,265	18,339

Total Allianz Funds (cost—$1,026,296)		1,126,956

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—18.9%

AGIC Global Managed Volatility (c)	5,809	95,157
AGIC U.S. Emerging Growth	5,555	73,714
NFJ Global Dividend Value	11,040	199,264
RCM Disciplined Equity	11,044	181,567
RCM International Small-Cap	1,792	55,030
RCM Short Duration High Income	5,812	92,001

Total Allianz Funds Multi-Strategy Trust (cost—$638,268)		696,733

EXCHANGE-TRADED FUNDS—1.0%

iShares Dow Jones U.S. Real Estate Index (cost—$33,294)	549	36,031

OTHER MUTUAL FUNDS—6.8%

ING Global Real Estate (d)	6,972	120,468
Wells Fargo Advantage Short-Term High Yield Bond (e)	15,639	129,178

Total Other Mutual Funds (cost—$231,296)		249,646

PIMCO FUNDS (a)(b)—42.0%

CommoditiesPLUS Strategy	16,679	184,639
Commodity RealReturn Strategy	15,918	111,744
Floating Income	14,712	128,435
Foreign Bond (U.S. Dollar-Hedged)	4,988	55,420
Income	14,085	167,187
Real Return	44,959	561,085
RealEstateRealReturn Strategy	13,470	75,703
Short-Term	9,895	97,660
Total Return	14,230	163,649

Total PIMCO Funds (cost—$1,489,416)		1,545,522

Value*
Total Investments (cost—$3,418,570)—99.3%	$3,654,888

Other assets less liabilities—0.7%	26,281

Net Assets—100.0%	$3,681,169

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—37.2%

AGIC Emerging Markets Opportunities	11,128	$256,830
AGIC Income & Growth	34,567	409,959
AGIC International Managed Volatility	20,192	260,071
AGIC Opportunity	10,591	222,097
AGIC U.S. Managed Volatility	13,162	186,762
NFJ Dividend Value	38,334	484,158
NFJ International Value	16,262	322,640
NFJ Mid-Cap Value	7,970	149,434
NFJ Small-Cap Value	8,459	258,685
RCM Global Commodity Equity (c)	11,766	183,786
RCM Large-Cap Growth	2,570	37,272

Total Allianz Funds (cost—$2,337,642)		2,771,694

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—20.8%

AGIC Global Managed Volatility (c)	12,261	200,841
AGIC U.S. Emerging Growth	12,418	164,791
NFJ Global Dividend Value	22,437	404,989
RCM Disciplined Equity	26,936	442,829
RCM International Small-Cap	4,856	149,127
RCM Short Duration High Income	11,812	186,988

Total Allianz Funds Multi-Strategy Trust (cost—$1,286,172)		1,549,565

EXCHANGE-TRADED FUNDS—1.5%

iShares Dow Jones U.S. Real Estate Index (cost—$99,936)	1,645	107,961

OTHER MUTUAL FUNDS—7.3%

ING Global Real Estate (d)	16,496	285,055
Wells Fargo Advantage Short-Term High Yield Bond (e)	31,784	262,538

Total Other Mutual Funds (cost—$512,770)		547,593

PIMCO FUNDS (a)(b)—32.6%

CommoditiesPLUS Strategy	44,068	487,833
Commodity RealReturn Strategy	26,964	189,290
Floating Income	38,444	335,619
Income	19,070	226,366
Real Return	42,637	532,112
RealEstateRealReturn Strategy	27,374	153,843
Short-Term	17,834	176,024
Total Return	28,920	332,580

Total PIMCO Funds (cost—$2,438,299)		2,433,667

Value*
Total Investments (cost—$6,674,819)—99.4%	$7,410,480

Other assets less liabilities—0.6%	43,858

Net Assets—100.0%	$7,454,338

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2045 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—39.0%

AGIC Emerging Markets Opportunities	5,372	$123,987
AGIC Income & Growth	16,686	197,892
AGIC International Managed Volatility	10,583	136,311
AGIC Opportunity	5,964	125,067
AGIC U.S. Managed Volatility	6,354	90,159
NFJ Dividend Value	18,504	233,709
NFJ International Value	8,564	169,908
NFJ Mid-Cap Value	11,502	215,666
RCM Global Commodity Equity (c)	6,135	95,826
RCM Large-Cap Growth	1,241	17,993

Total Allianz Funds (cost—$1,275,585)		1,406,518

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—22.4%

AGIC Global Managed Volatility (c)	6,577	107,725
AGIC U.S. Emerging Growth	6,811	90,380
NFJ Global Dividend Value	11,816	213,280
RCM Disciplined Equity	13,003	213,768
RCM International Small-Cap	2,930	89,984
RCM Short Duration High Income	5,702	90,268

Total Allianz Funds Multi-Strategy Trust (cost—$732,900)		805,405

EXCHANGE-TRADED FUNDS—1.5%

iShares Dow Jones U.S. Real Estate Index (cost—$50,821)	838	54,998

OTHER MUTUAL FUNDS—7.3%

ING Global Real Estate (d)	7,802	134,816
Wells Fargo Advantage Short-Term High Yield Bond (e)	15,345	126,754

Total Other Mutual Funds (cost—$240,512)		261,570

PIMCO FUNDS (a)(b)—29.1%

CommoditiesPLUS Strategy	21,276	235,525
Commodity RealReturn Strategy	20,829	146,221
Floating Income	18,558	162,009
Income	9,207	109,288
Real Return	8,825	110,133
RealEstateRealReturn Strategy	13,219	74,290
Short-Term	6,412	63,288
Total Return	12,697	146,016

Total PIMCO Funds (cost—$1,011,598)		1,046,770

Value*
Total Investments (cost—$3,311,416)—99.3%	$3,575,261

Other assets less liabilities—0.7%	25,769

Net Assets—100.0%	$3,601,030

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—42.1%

AGIC Emerging Markets Opportunities	11,300	$260,802
AGIC Income & Growth	32,940	390,671
AGIC International Managed Volatility	20,214	260,357
AGIC Opportunity	12,468	261,462
AGIC U.S. Managed Volatility	11,455	162,553
NFJ Dividend Value	36,192	457,110
NFJ International Value	16,422	325,814
NFJ Mid-Cap Value	5,860	109,881
NFJ Small-Cap Value	9,208	281,579
RCM Global Commodity Equity (c)	12,572	196,369
RCM Large-Cap Growth	2,250	32,620

Total Allianz Funds (cost—$2,284,588)		2,739,218

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—24.1%

AGIC Global Managed Volatility (c)	11,904	194,989
AGIC U.S. Emerging Growth	14,769	195,988
NFJ Global Dividend Value	21,695	391,603
RCM Disciplined Equity	25,838	424,771
RCM International Small-Cap	6,419	197,120
RCM Short Duration High Income	10,246	162,201

Total Allianz Funds Multi-Strategy Trust (cost—$1,284,768)		1,566,672

EXCHANGE-TRADED FUNDS—1.6%

iShares Dow Jones U.S. Real Estate Index (cost—$98,198)	1,616	106,058

OTHER MUTUAL FUNDS—6.1%

ING Global Real Estate (d)	15,543	268,575
Wells Fargo Advantage Short-Term High Yield Bond (e)	15,778	130,327

Total Other Mutual Funds (cost—$364,860)		398,902

PIMCO FUNDS (a)(b)—25.7%

CommoditiesPLUS Strategy	38,522	426,443
Commodity RealReturn Strategy	37,317	261,965
Floating Income	33,540	292,808
Income	16,496	195,810
RealEstateRealReturn Strategy	23,281	130,839
Short-Term	10,209	100,762
Total Return	22,689	260,923

Total PIMCO Funds (cost—$1,684,748)		1,669,550

	Principal Amount (000s)	Value*
Repurchase Agreements—1.5%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $100,000; collateralized by Federal Home Loan Bank, 0.35%, due 7/17/13, valued at $105,131 including accrued interest (cost—$100,000)	$100	$100,000

Total Investments (cost—$5,817,162)—101.1%		6,580,400

Liabilities in excess of other assets—(1.1)%		(72,326)

Net Assets—100.0%		$6,508,074

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions 2055 Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—41.9%

AGIC Emerging Markets Opportunities	5,906	$136,315
AGIC Income & Growth	17,539	208,014
AGIC International Managed Volatility	10,717	138,039
AGIC Opportunity	6,735	141,241
AGIC U.S. Managed Volatility	6,114	86,760
NFJ Dividend Value	19,201	242,508
NFJ International Value	8,589	170,398
NFJ Mid-Cap Value	11,100	208,123
RCM Global Commodity Equity (c)	6,564	102,532
RCM Large-Cap Growth	1,193	17,305

Total Allianz Funds (cost—$1,312,535)		1,451,235

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—23.9%

AGIC Global Managed Volatility (c)	6,309	103,343
AGIC U.S. Emerging Growth	7,903	104,878
NFJ Global Dividend Value	11,371	205,238
RCM Disciplined Equity	13,597	223,528
RCM International Small-Cap	3,386	103,999
RCM Short Duration High Income	5,420	85,791

Total Allianz Funds Multi-Strategy Trust (cost—$748,808)		826,777

EXCHANGE-TRADED FUNDS—1.6%

iShares Dow Jones U.S. Real Estate Index (cost—$51,124)	843	55,326

OTHER MUTUAL FUNDS—6.1%

ING Global Real Estate (d)	8,308	143,555
Wells Fargo Advantage Short-Term High Yield Bond (e)	8,040	66,414

Total Other Mutual Funds (cost—$187,306)		209,969

PIMCO FUNDS (a)(b)—25.8%

CommoditiesPLUS Strategy	20,763	229,846
Commodity RealReturn Strategy	20,072	140,902
Floating Income	17,654	154,117
Income	8,808	104,552
RealEstateRealReturn Strategy	12,617	70,907
Short-Term	5,434	53,629
Total Return	12,171	139,965

Total PIMCO Funds (cost—$863,971)		893,918

Value*
Total Investments (cost—$3,163,744)—99.3%	$3,437,225

Other assets less liabilities—0.7%	24,325

Net Assets—100.0%	$3,461,550

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Global Allocation Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—32.7%

AGIC Emerging Markets Opportunities	266,858	$6,159,074
AGIC Income & Growth	531,540	6,304,061
AGIC International Managed Volatility	723,933	9,324,263
AGIC Opportunity	149,247	3,129,708
AGIC U.S. Managed Volatility	285,858	4,056,325
NFJ Dividend Value	414,373	5,233,533
NFJ International Value	675,307	13,398,083
NFJ Large-Cap Value	276,297	4,188,665
NFJ Mid-Cap Value	45,969	861,925
NFJ Small-Cap Value	207,105	6,333,271
RCM Global Commodity Equity (c)	460,006	7,185,300
RCM Large-Cap Growth	143,731	2,084,104

Total Allianz Funds (cost—$56,282,470)		68,258,312

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—19.0%

AGIC Global Managed Volatility (c)	508,156	8,323,593
AGIC U.S. Emerging Growth	393,455	5,221,147
NFJ Global Dividend Value	575,319	10,384,513
RCM Disciplined Equity	380,636	6,257,662
RCM International Small-Cap	137,040	4,208,488
RCM Short Duration High Income	327,950	5,191,455

Total Allianz Funds Multi-Strategy Trust (cost—$33,473,991)		39,586,858

EXCHANGE-TRADED FUNDS (a)—3.1%

PIMCO 1-5 Year U.S. TIPS Index (cost—$6,387,209)	121,140	6,520,966

OTHER MUTUAL FUNDS—6.7%

ING Global Real Estate (d)	383,770	6,631,549
Wells Fargo Advantage Short-Term High Yield Bond (e)	881,928	7,284,725

Total Other Mutual Funds (cost—$12,992,599)		13,916,274

PIMCO FUNDS (a)(b)—38.4%

CommoditiesPLUS Strategy	287,534	3,182,999
Commodity RealReturn Strategy	598,115	4,198,770
Floating Income	836,518	7,302,798
Foreign Bond (U.S. Dollar-Hedged)	1,132,105	12,577,688
Income	1,599,457	18,985,560
Real Return	677,497	8,455,158
Short-Term	1,094,527	10,802,977
Total Return	1,263,718	14,532,759

Total PIMCO Funds (cost—$76,652,968)		80,038,709

	Principal Amount (000s)	Value*
Repurchase Agreements—0.3%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $663,001; collateralized by U.S. Treasury Notes, 0.25%, due 7/15/15, valued at $678,300 including accrued interest (cost—$663,000)	$663	$663,000

Total Investments (cost—$186,452,237)—100.2%		208,984,119

Liabilities in excess of other assets—(0.2)%		(430,856)

Net Assets—100.0%		$208,553,263

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions Global Growth Allocation Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—49.2%

AGIC Emerging Markets Opportunities	18,176	$419,504
AGIC Income & Growth	28,904	342,803
AGIC International Managed Volatility	35,474	456,902
AGIC Opportunity	12,764	267,661
AGIC U.S. Managed Volatility	13,403	190,186
NFJ Dividend Value	39,317	496,569
NFJ International Value	34,583	686,134
NFJ Mid-Cap Value	5,291	99,211
NFJ Small-Cap Value	12,973	396,719
RCM Global Commodity Equity (c)	19,607	306,261
RCM Large-Cap Growth	5,264	76,324

Total Allianz Funds (cost—$3,174,242)		3,738,274

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—25.6%

AGIC Global Managed Volatility (c)	18,571	304,188
AGIC U.S. Emerging Growth	17,279	229,291
NFJ Global Dividend Value	29,610	534,469
RCM Disciplined Equity	27,899	458,659
RCM International Small-Cap	8,758	268,959
RCM Short Duration High Income	9,592	151,834

Total Allianz Funds Multi-Strategy Trust (cost—$1,591,998)		1,947,400

EXCHANGE-TRADED FUNDS—1.6%

iShares Dow Jones U.S. Real Estate Index (cost—$112,008)	1,843	120,956

OTHER MUTUAL FUNDS—6.2%

ING Global Real Estate (d)	18,363	317,316
Wells Fargo Advantage Short-Term High Yield Bond (e)	18,480	152,646

Total Other Mutual Funds (cost—$430,268)		469,962

PIMCO FUNDS (a)(b)—17.2%

CommoditiesPLUS Strategy	17,334	191,888
Commodity RealReturn Strategy	32,745	229,869
Floating Income	37,497	327,348
Foreign Bond (U.S. Dollar-Hedged)	13,695	152,147
Income	33,812	401,347

Total PIMCO Funds (cost—$1,305,113)		1,302,599

Value*
Total Investments (cost—$6,613,629)—99.8%	$7,579,191

Other assets less liabilities—0.2%	12,815

Net Assets—100.0%	$7,592,006

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

August 31, 2012 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—12.9%

AGIC Emerging Markets Opportunities	4,471	$103,194
AGIC Income & Growth	70,710	838,616
AGIC U.S. Managed Volatility	14,807	210,115
NFJ Dividend Value	66,353	838,036
NFJ International Value	10,395	206,243
NFJ Mid-Cap Value	4,066	76,239
NFJ Small-Cap Value	7,738	236,630
RCM Global Commodity Equity (c)	13,236	206,740

Total Allianz Funds (cost—$2,443,388)		2,715,813

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—10.4%

AGIC Global Managed Volatility (c)	25,546	418,440
AGIC U.S. Emerging Growth	15,880	210,726
NFJ Global Dividend Value	34,421	621,305
RCM Disciplined Equity	31,567	518,967
RCM Short Duration High Income	26,578	420,734

Total Allianz Funds Multi-Strategy Trust (cost—$2,016,508)		2,190,172

EXCHANGE-TRADED FUNDS—11.1%

iShares Barclays TIPS Bond	7,042	853,068
PIMCO 1-5 Year U.S. TIPS Index (a)	27,525	1,481,671

Total Exchange-Traded Funds (cost—$2,252,754)		2,334,739

OTHER MUTUAL FUNDS—5.3%

ING Global Real Estate (d)	21,272	367,578
Wells Fargo Advantage Short-Term High Yield Bond (e)	89,400	738,440

Total Other Mutual Funds (cost—$1,054,100)		1,106,018

PIMCO FUNDS (a)(b)—59.8%

CommoditiesPLUS Strategy	19,066	211,063
Commodity RealReturn Strategy	75,802	532,133
Floating Income	24,033	209,807
Foreign Bond (U.S. Dollar-Hedged)	75,588	839,783
Income	124,661	1,479,724
Real Return	539,477	6,732,671
RealEstateRealReturn Strategy	19,243	108,144
Short-Term	139,255	1,374,445
Total Return	91,848	1,056,247

Total PIMCO Funds (cost—$11,643,094)		12,544,017

	Principal Amount (000s)	Value*
Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $132,000; collateralized by Federal Home Loan Bank, 0.35%, due 7/17/13, valued at $135,169 including accrued interest (cost—$132,000)	$132	$132,000

Total Investments (cost—$19,541,844)—100.1%		21,022,759

Liabilities in excess of other assets—(0.1)%		(30,564)

Net Assets—100.0%		$20,992,195

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.
(e)	Administrator Class share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2012 (unaudited)

	Principal Amount (000s)	Value*
CONVERTIBLE BONDS—86.0.%

Aerospace & Defense—1.1%
Triumph Group, Inc. (d),
3.213%, 10/1/26	$4,695	$10,276,181

Automotive—1.7%
Ford Motor Co.,
4.25%, 11/15/16	2,495	3,424,388
4.25%, 12/15/36	905	1,188,944
Wabash National Corp.,
3.375%, 5/1/18	11,250	11,039,062

		15,652,394

Biotechnology—6.4%
Amgen, Inc., Ser. B,
0.375%, 2/1/13	13,385	15,007,931
Cubist Pharmaceuticals, Inc.,
2.50%, 11/1/17	7,105	12,105,144
Gilead Sciences, Inc., Ser. D,
1.625%, 5/1/16	10,585	14,991,006
Medicines Co. (a)(b),
1.375%, 6/1/17	11,785	13,302,319
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	2,440	3,077,450

		58,483,850

Building & Construction—4.8%
D.R. Horton, Inc.,
2.00%, 5/15/14	7,305	11,222,306
Lennar Corp. (a)(b),
3.25%, 11/15/21	6,415	10,055,512
MasTec, Inc.,
4.00%, 6/15/14	8,035	10,746,813
Ryland Group, Inc.,
1.625%, 5/15/18	10,750	12,201,250

		44,225,881

Commercial Services—5.7%
Alliance Data Systems Corp.,
1.75%, 8/1/13	6,610	11,674,912
Avis Budget Group, Inc.,
3.50%, 10/1/14	6,880	8,643,000
Cenveo Corp. (a)(b),
7.00%, 5/15/17	11,030	9,044,600
DFC Global Corp.,
3.00%, 4/1/28	9,160	10,682,850
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	6,460	11,789,500

		51,834,862

Communications—6.0%
DealerTrack Holdings, Inc. (a)(b),
1.50%, 3/15/17	11,110	11,665,500

	Principal Amount (000s)	Value*
Equinix, Inc.,
4.75%, 6/15/16	$5,370	$13,143,075
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	5,995	6,557,031
Priceline.com, Inc. (a)(b),
1.00%, 3/15/18	3,910	4,110,388
1.25%, 3/15/15	3,280	6,707,600
VeriSign, Inc.,
3.25%, 8/15/37	8,385	12,661,350

		54,844,944

Computers & Peripherals—4.3%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	6,930	12,629,925
EMC Corp., Ser. B,
1.75%, 12/1/13	8,615	14,365,513
SanDisk Corp.,
1.50%, 8/15/17	11,120	12,371,000

		39,366,438

Diversified Manufacturing—1.3%
Textron, Inc.,
4.50%, 5/1/13	5,700	11,734,875

Electrical Equipment—1.9%
EnerSys, Inc. (d),
3.375%, 6/1/38	9,440	11,198,200
General Cable Corp. (d),
4.50%, 11/15/29	6,255	6,364,462

		17,562,662

Financial Services—1.4%
Air Lease Corp. (a)(b),
3.875%, 12/1/18	12,165	12,590,775

Healthcare—4.8%
Hologic, Inc. (d),
2.00%, 12/15/37	11,815	13,114,650
Integra LifeSciences Holdings Corp.,
1.625%, 12/15/16	12,705	12,657,356
NuVasive, Inc.,
2.75%, 7/1/17	13,215	12,455,138
Wright Medical Group, Inc. (a)(b),
2.00%, 8/15/17	5,740	6,120,275

		44,347,419

Healthcare & Hospitals—2.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	5,775	6,164,812
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	12,310	13,187,088

		19,351,900

Hotels/Gaming—0.7%
MGM Resorts International,
4.25%, 4/15/15	5,870	5,943,375

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2012 (unaudited)(continued)

	Principal Amount (000s)	Value*
Insurance—4.1%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	$11,505	$13,158,843
Amtrust Financial Services, Inc. (a)(b),
5.50%, 12/15/21	9,835	11,371,719
Fidelity National Financial, Inc.,
4.25%, 8/15/18	11,350	12,939,000

		37,469,562

Machinery—2.7%
Chart Industries, Inc.,
2.00%, 8/1/18	8,335	10,585,450
Greenbrier Cos., Inc.,
3.50%, 4/1/18	3,485	3,023,238
Terex Corp.,
4.00%, 6/1/15	7,045	11,034,231

		24,642,919

Metals & Mining—0.7%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	5,225	6,854,547

Multi-Media—4.1%
Liberty Interactive LLC,
3.125%, 3/30/23	10,280	13,466,800
3.50%, 1/15/31	26,155	11,900,525
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	8,045	12,540,144

		37,907,469

Oil & Gas—3.7%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19 (a)(b)	5,005	5,117,613
1.625%, 11/15/26 (d)	11,130	11,634,189
Pioneer Natural Resources Co.,
2.875%, 1/15/38	5,795	9,351,681
Stone Energy Corp. (a)(b),
1.75%, 3/1/17	8,045	7,441,625

		33,545,108

Pharmaceuticals—8.6%
Akorn, Inc.,
3.50%, 6/1/16	6,380	11,101,200
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	5,050	9,841,188
Isis Pharmaceuticals, Inc.,
2.625%, 2/15/27	5,505	5,560,050
2.75%, 10/1/19 (a)(b)	4,120	4,665,900

	Principal Amount (000s)	Value*
Medicis Pharmaceutical Corp.,
1.375%, 6/1/17	$3,215	$3,182,850
Medivation, Inc.,
2.625%, 4/1/17	9,150	11,975,062
Mylan, Inc.,
3.75%, 9/15/15	6,390	11,933,325
Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	7,155	8,675,437
Valeant Pharmaceuticals International, Inc. (a)(b),
5.375%, 8/1/14	1,750	6,309,818
Viropharma, Inc.,
2.00%, 3/15/17	3,740	5,899,850

		79,144,680

Real Estate Investment Trust—4.1%
Boston Properties L.P.,
3.75%, 5/15/36	10,330	12,111,925
DDR Corp.,
1.75%, 11/15/40	11,280	12,563,100
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	9,805	12,636,194

		37,311,219

Retail—2.1%
Group 1 Automotive, Inc. (d),
2.25%, 6/15/36	11,710	13,056,650
Saks, Inc.,
2.00%, 3/15/24	6,040	6,447,700

		19,504,350

Technology—8.6%
Concur Technologies, Inc. (a)(b),
2.50%, 4/15/15	7,040	10,630,400
Micron Technology, Inc., Ser. A (a)(b),
1.50%, 8/1/31	13,380	12,242,700
Microsoft Corp. (a)(b), zero coupon, 6/15/13	14,615	15,491,900
Nuance Communications, Inc.,
2.75%, 8/15/27	9,270	13,035,938
Salesforce.com, Inc.,
0.75%, 1/15/15	4,160	7,456,800
Teradyne, Inc.,
4.50%, 3/15/14	2,530	7,330,675
Xilinx, Inc.,
2.625%, 6/15/17	9,315	12,365,662

		78,554,075

Telecommunications—4.0%
Ciena Corp. (a)(b),
3.75%, 10/15/18	6,775	7,164,562
Ixia,
3.00%, 12/15/15	6,195	7,015,838

Schedule of Investments

Allianz AGIC Convertible Fund

August 31, 2012 (unaudited)(continued)

	Principal Amount (000s)	Value*
Level 3 Communications, Inc.,
6.50%, 10/1/16	$6,920	$9,601,500
SBA Communications Corp.,
1.875%, 5/1/13	8,620	12,574,425

		36,356,325

Wholesale—1.1%
Titan Machinery, Inc. (a)(b),
3.75%, 5/1/19	10,530	9,713,925

Total Convertible Bonds (cost—$711,584,311)		787,219,735

	Shares
CONVERTIBLE PREFERRED STOCK—10.3%

Financial Services—5.7%
AMG Capital Trust I,
5.10%, 4/15/36	237,905	12,490,013
Bank of America Corp., Ser. L (c),
7.25%, 1/30/13	12,700	13,423,900
Citigroup, Inc.,
7.50%, 12/15/12	130,940	12,139,447
Wells Fargo & Co., Ser. L (c),
7.50%, 3/15/13	11,635	13,915,460

		51,968,820

Household Durables—1.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	106,580	12,701,138

Insurance—1.5%
MetLife, Inc.,
5.00%, 9/11/13	200,255	13,505,197

Road/Rail—0.3%
2010 Swift Mandatory Common Exchange Security Trust (b),
6.00%, 12/31/13	350,105	3,009,573

Utilities—1.4%
PPL Corp.,
8.75%, 5/1/14	237,205	13,043,903

Total Convertible Preferred Stock (cost—$90,007,981)		94,228,631

	Principal Amount (000s)	Value*
Repurchase Agreements—2.1%
State Street Bank & Trust Co.,dated 8/31/12, 0.01%, due 9/4/12, proceeds $19,394,022; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $19,784,250 including accrued interest (cost—$19,394,000)	$19,394	$19,394,000

Total Investments (cost—$820,986,292)—98.4%		900,842,366

Other assets less liabilities—1.6%		14,581,241

Net Assets—100.0%		$915,423,607

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $202,082,312, representing 22.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown is the next call date.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—99.7%

Auto Components—1.8%
Tenneco, Inc. (a)	2,200	$66,814

Automobiles—2.7%
Tesla Motors, Inc. (a)	3,365	95,970

Biotechnology—8.6%
Amarin Corp. PLC ADR (a)	8,120	111,163
Ariad Pharmaceuticals, Inc. (a)	3,125	64,250
Cubist Pharmaceuticals, Inc. (a)	1,755	81,081
Myriad Genetics, Inc. (a)	2,160	53,978

		310,472

Capital Markets—3.9%
Financial Engines, Inc. (a)	2,605	55,486
WisdomTree Investments, Inc. (a)	13,775	85,956

		141,442

Commercial Services & Supplies—1.9%
Encore Capital Group, Inc. (a)	2,430	68,113

Communications Equipment—5.5%
Acme Packet, Inc. (a)	8,195	156,442
Palo Alto Networks, Inc. (a)	660	42,491

		198,933

Construction & Engineering—1.8%
KBR, Inc.	2,430	65,829

Diversified Consumer Services—3.7%
American Public Education, Inc. (a)	4,010	135,137

Diversified Telecommunication Services—2.1%
Cogent Communications Group, Inc.	3,855	75,558

Electrical Equipment—3.0%
Polypore International, Inc. (a)	3,300	106,986

Electronic Equipment, Instruments & Components—3.8%
IPG Photonics Corp. (a)	2,210	135,893

Health Care Equipment & Supplies—2.8%
Abiomed, Inc. (a)	2,350	52,476
Align Technology, Inc. (a)	1,455	49,397

		101,873

Hotels, Restaurants & Leisure—3.0%
Life Time Fitness, Inc. (a)	2,305	109,441

Household Durables—1.0%
SodaStream International Ltd. (a)	965	37,239

	Shares	Value*
Internet & Catalog Retail—3.4%
NetFlix, Inc. (a)	2,045	$122,127

Internet Software & Services—5.4%
Constant Contact, Inc. (a)	7,335	143,399
VistaPrint NV (a)	1,455	52,482

		195,881

IT Services—3.4%
Lender Processing Services, Inc.	4,410	123,789

Machinery—4.8%
Manitowoc Co., Inc.	3,870	49,845
Wabash National Corp. (a)	18,443	123,384

		173,229

Metals & Mining—2.2%
Globe Specialty Metals, Inc.	5,450	79,516

Oil, Gas & Consumable Fuels—13.5%
Carrizo Oil & Gas, Inc. (a)	5,450	137,558
Comstock Resources, Inc. (a)	10,750	177,268
Goodrich Petroleum Corp. (a)	5,160	65,532
Ultra Petroleum Corp. (a)	5,200	106,912

		487,270

Pharmaceuticals—1.8%
Questcor Pharmaceuticals, Inc. (a)	1,485	64,508

Professional Services—2.8%
Acacia Research Corp. (a)	3,820	100,619

Real Estate Management & Development—1.6%
CBRE Group, Inc., Class A (a)	3,335	57,729

Semiconductors & Semiconductor Equipment—3.8%
Cavium, Inc. (a)	4,250	137,275

Software—2.9%
BroadSoft, Inc. (a)	2,790	101,026
Commvault Systems, Inc. (a)	65	3,277

		104,303

Specialty Retail—2.7%
Foot Locker, Inc.	1,320	45,632
Tractor Supply Co.	535	51,082

		96,714

Textiles, Apparel & Luxury Goods—1.4%
Under Armour, Inc., Class A (a)	880	51,225

Thrifts & Mortgage Finance—1.4%
Nationstar Mortgage Holdings, Inc. (a)	1,865	50,579

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Trading Companies & Distributors—3.0%
United Rentals, Inc. (a)	3,355	$108,400

Total Investments (cost—$3,805,134)—99.7%		3,602,864

Other assets less liabilities—0.3%		11,714

Net Assets—100.0%		$3,614,578

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Global Managed Volatility Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.8%

Canada—9.0%
Alimentation Couche Tard, Inc.	929	$47,254
BCE, Inc.	10,310	458,315
Bell Aliant, Inc.	3,567	95,132
Fairfax Financial Holdings Ltd.	213	80,202
Intertape Polymer Group, Inc. (b)	12,003	86,575
Manitoba Telecom Services, Inc.	2,793	96,448
RioCan REIT	1,322	37,042
TELUS Corp.	4,105	252,942

		1,153,910

China—9.5%
Bank of Communications Co., Ltd., Class H	167,000	109,819
China Mobile Ltd.	15,700	168,048
China Oilfield Services Ltd., Class H	20,000	32,071
CSR Corp., Ltd., Class H	59,000	40,220
Datang International Power Generation Co., Ltd., Class H	346,000	116,346
Huadian Power International Co. (b)	166,000	49,185
Huaneng Power International, Inc., Class H	370,000	255,711
Maanshan Iron & Steel, Class H (b)	152,000	30,510
PetroChina Co., Ltd., Class H	110,000	133,351
Sino Biopharmaceutical	176,000	69,336
Zijin Mining Group Co., Ltd., Class H	552,000	174,457
ZTE Corp., Class H	30,200	39,961

		1,219,015

Hong Kong—7.6%
CLP Holdings Ltd.	20,600	171,824
First Pacific Co., Ltd.	68,000	73,333
Hong Kong & China Gas Co., Ltd.	61,160	143,890
Hongkong Land Holdings Ltd.	23,000	140,528
Link REIT	51,800	231,063
Power Assets Holdings Ltd.	26,200	212,584

		973,222

Japan—20.5%
Aiful Corp. (b)	27,100	49,471
Benesse Holdings, Inc.	1,700	84,256
Central Japan Railway Co.	5	43,587
Chugai Pharmaceutical Co., Ltd.	4,600	91,868
Daikyo, Inc.	33,000	79,682
East Japan Railway Co.	2,400	161,122
Eisai Co., Ltd.	2,400	109,812
Electric Power Development Co., Ltd.	5,000	119,852
Geo Holdings Corp.	28	33,050
ITOCHU Corp.	9,000	91,796
Japan Real Estate Investment Corp., REIT	8	78,201

	Shares	Value*
Nippon Building Fund, Inc. REIT	10	$101,369
Nippon Telegraph & Telephone Corp.	8,200	380,222
Nissin Foods Holdings Co., Ltd.	2,900	112,251
NTT DoCoMo, Inc.	88	149,916
Osaka Gas Co., Ltd.	21,000	91,956
Secom Co., Ltd.	2,400	121,726
Takeda Pharmaceutical Co., Ltd.	5,500	258,574
Tokyo Gas Co., Ltd.	17,000	94,030
West Japan Railway Co.	8,200	359,473

		2,612,214

New Zealand—0.3%
Telecom Corp. of New Zealand Ltd.	16,507	32,676

Switzerland—1.0%
Nestle S.A.	2,034	126,359

United Kingdom—1.7%
De La Rue PLC	2,151	35,656
National Grid PLC	8,271	89,785
Randgold Resources Ltd.	866	88,722

		214,163

United States—48.2%
Alleghany Corp. (b)	100	33,715
Altria Group, Inc.	4,000	135,840
American Capital Agency Corp. REIT	15,300	533,052
American Water Works Co., Inc.	800	29,496
Annaly Capital Management, Inc. REIT	25,800	446,598
Autozone, Inc. (b)	1,200	433,968
Campbell Soup Co.	4,700	165,158
Capitol Federal Financial, Inc.	13,100	155,497
Clorox Co.	2,100	152,775
Consolidated Edison, Inc.	2,800	169,736
DISH Network Corp., Class A	7,300	233,527
Dollar General Corp. (b)	1,500	76,605
Duke Energy Corp.	6,066	392,955
General Mills, Inc.	11,500	452,295
Hatteras Financial Corp. REIT	3,100	89,869
Hershey Co.	1,500	107,730
Kellogg Co.	1,900	96,235
Kimberly-Clark Corp.	4,600	384,560
Kraft Foods, Inc., Class A	2,500	103,825
Leapfrog Enterprises, Inc. (b)	4,100	44,444
McDonald’s Corp.	1,700	152,133
PepsiCo, Inc.	6,000	434,580
Procter & Gamble Co.	3,100	208,289
Ralcorp Holdings, Inc. (b)	1,400	99,344
Saia, Inc. (b)	1,400	30,380
Southern Co.	9,900	448,767
Wal-Mart Stores, Inc.	7,400	537,240

		6,148,613

Total Common Stock (cost—$11,868,689)		12,480,172

Schedule of Investments

Allianz AGIC Global Managed Volatility Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Repurchase Agreements—2.2%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $285,000; collateralized by U.S. Treasury Notes, 0.50%, due 10/15/13, valued at $291,450 including accrued interest (cost—$285,000)	$285	$285,000

Total Investments (cost—$12,153,689) (a)—100.0%		12,765,172

Other assets less liabilities—0.0%		2,365

Net Assets—100.0%		$12,767,537

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,177,649, representing 40.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Real Estate Investment Trust	11.9%
Diversified Telecommunication Services	10.3%
Food Products	9.9%
Electric Utilities	9.6%
Household Products	5.8%
Road & Rail	4.7%
Food & Staples Retailing	4.6%
Independent Power Producers & Energy Traders	4.2%
Pharmaceuticals	4.2%
Specialty Retail	3.7%
Beverages	3.4%
Gas Utilities	2.6%
Wireless Telecommunication Services	2.5%
Metals & Mining	2.3%
Repurchase Agreements	2.2%
Multi-Utilities	2.0%
Media	1.8%
Real Estate Management & Development	1.7%
Commercial Services & Supplies	1.2%
Thrifts & Mortgage Finance	1.2%
Hotels, Restaurants & Leisure	1.2%
Tobacco	1.1%
Oil, Gas & Consumable Fuels	1.0%
Insurance	0.9%
Commercial Banks	0.9%
Trading Companies & Distributors	0.7%
Containers & Packaging	0.7%
Diversified Consumer Services	0.7%
Multiline Retail	0.6%
Diversified Financial Services	0.6%
Consumer Finance	0.4%
Leisure Equipment & Products	0.3%
Machinery	0.3%
Communications Equipment	0.3%
Energy Equipment & Services	0.3%
Water Utilities	0.2%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2012 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—95.7%

Aerospace & Defense—2.5%
AAR Corp. (a)(b),
7.25%, 1/15/22	$2,115	$2,133,506
TransDigm, Inc.,
7.75%, 12/15/18	2,405	2,690,594
Triumph Group, Inc.,
8.00%, 11/15/17	2,295	2,513,025

		7,337,125

Apparel & Textiles—1.0%
Quiksilver, Inc.,
6.875%, 4/15/15	3,000	2,880,000

Auto Components—4.4%
American Axle & Manufacturing, Inc.,
7.75%, 11/15/19	3,000	3,296,250
7.875%, 3/1/17	2,595	2,702,044
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	2,780	2,832,125
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	2,750	2,994,062
Titan International, Inc.,
7.875%, 10/1/17	1,055	1,110,388

		12,934,869

Automotive—3.0%
Chrysler Group LLC,
8.25%, 6/15/21	3,305	3,503,300
Jaguar Land Rover PLC (a)(b),
7.75%, 5/15/18	3,310	3,508,600
Navistar International Corp.,
8.25%, 11/1/21	2,065	1,977,238

		8,989,138

Building & Construction—4.9%
Beazer Homes USA, Inc.,
6.625%, 4/15/18 (a)(b),	1,245	1,276,125
9.125%, 5/15/19	1,780	1,748,850
Dycom Investments, Inc.,
7.125%, 1/15/21	2,130	2,332,350
Gibraltar Industries, Inc. (c),
8.00%, 12/1/15	2,326	2,397,234
K Hovnanian Enterprises, Inc.,
10.625%, 10/15/16	1,605	1,695,281
KB Home,
8.00%, 3/15/20	1,715	1,843,625
MasTec, Inc.,
7.625%, 2/1/17	355	370,975
Standard Pacific Corp.,
8.375%, 5/15/18	2,530	2,846,250

		14,510,690

	Principal Amount (000s)	Value*
Chemicals—0.8%
Omnova Solutions, Inc. (c),
7.875%, 11/1/18	$2,235	$2,274,113

Commercial Services—11.7%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	2,765	2,851,434
9.75%, 3/15/20	500	565,625
Cardtronics, Inc.,
8.25%, 9/1/18	2,190	2,441,850
Cenveo Corp.,
11.50%, 5/15/17	2,855	2,441,025
Deluxe Corp.,
7.00%, 3/15/19	1,650	1,742,812
Emergency Medical Services Corp.,
8.125%, 6/1/19	2,655	2,847,488
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,195	3,330,788
H&E Equipment Services, Inc. (a)(b),
7.00%, 9/1/22	610	634,400
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	2,250	1,878,750
9.75%, 8/1/18 (a)(b),	1,275	1,228,781
Hertz Corp.,
6.75%, 4/15/19 (a)(b),	725	764,875
6.75%, 4/15/19	1,870	1,972,850
Interactive Data Corp.,
10.25%, 8/1/18	965	1,092,862
Monitronics International, Inc.,
9.125%, 4/1/20	2,935	3,008,375
National Money Mart Co.,
10.375%, 12/15/16	2,185	2,449,931
UR Merger Sub Corp.,
8.25%, 2/1/21	1,980	2,178,000
8.375%, 9/15/20	3,110	3,343,250

		34,773,096

Communications—0.6%
Affinion Group, Inc.,
11.50%, 10/15/15	2,395	1,724,400

Consumer Products—3.4%
Jarden Corp.,
7.50%, 5/1/17	930	1,063,687
Mead Products LLC (a)(b),
6.75%, 4/30/20	2,500	2,656,250

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Revlon Consumer Products Corp.,
9.75%, 11/15/15	$2,765	$2,944,725
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,180	3,378,750

		10,043,412

Diversified Manufacturing—1.1%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,180	3,291,300

Electrical Equipment—1.3%
WireCo WorldGroup, Inc. (c),
9.50%, 5/15/17	3,835	3,997,988

Electronics—2.7%
Kemet Corp.,
10.50%, 5/1/18	2,319	2,333,494
NXP BV (a)(b),
9.75%, 8/1/18	2,655	3,046,612
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	2,650	2,610,250

		7,990,356

Financial Services—8.5%
Ally Financial, Inc.,
8.00%, 3/15/20	1,000	1,175,000
8.30%, 2/12/15	1,000	1,112,500
Capital One Capital V,
10.25%, 8/15/39	3,090	3,198,150
CIT Group, Inc. (a)(b),
7.00%, 5/2/16	2,647	2,656,712
CNG Holdings, Inc. (a)(b),
9.375%, 5/15/20	2,310	2,367,750
Community Choice Financial, Inc. (a)(b),
10.75%, 5/1/19	2,775	2,740,313
International Lease Finance Corp.,
8.25%, 12/15/20	2,980	3,499,381
Nationstar Mortgage LLC (a)(b),
9.625%, 5/1/19	2,140	2,364,700
PBF Holding Co. LLC (a)(b),
8.25%, 2/15/20	2,345	2,462,250
SLM Corp.,
8.45%, 6/15/18	2,000	2,320,000
Springleaf Finance Corp.,
6.90%, 12/15/17	1,555	1,286,762

		25,183,518

Healthcare & Hospitals—1.7%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,500	1,573,125
8.00%, 11/15/19	1,910	2,072,350

	Principal Amount (000s)	Value*
Kinetic Concepts, Inc. (a)(b),
10.50%, 11/1/18	$1,445	$1,477,513

		5,122,988

Hotels/Gaming—2.7%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	2,745	2,971,463
12.75%, 4/15/18	2,495	1,746,500
MGM Resorts International,
11.375%, 3/1/18	2,600	3,009,500
Wynn Las Vegas LLC,
7.75%, 8/15/20	370	415,325

		8,142,788

Internet Software & Services—2.0%
Earthlink, Inc.,
8.875%, 5/15/19	3,477	3,520,462
Equinix, Inc.,
8.125%, 3/1/18	2,120	2,363,800

		5,884,262

Leisure—0.9%
NCL Corp., Ltd.,
9.50%, 11/15/18	2,410	2,663,050

Machinery—0.8%
Terex Corp.,
8.00%, 11/15/17	2,340	2,462,850

Metals & Mining—1.5%
AK Steel Corp.,
8.375%, 4/1/22	2,090	1,844,425
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	3,310	2,482,500

		4,326,925

Multi-Media—4.3%
Cablevision Systems Corp.,
8.625%, 9/15/17	2,460	2,829,000
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,915	1,455,400
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	2,485	2,702,438
Media General, Inc.,
11.75%, 2/15/17	2,600	2,938,000
Mediacom Broadband LLC,
8.50%, 10/15/15	2,730	2,794,837

		12,719,675

Oil & Gas—9.2%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	2,245	2,424,600
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	2,965	3,179,962

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Concho Resources, Inc.,
7.00%, 1/15/21	$1,900	$2,128,000
Endeavour International Corp. (a)(b),
12.00%, 3/1/18	1,720	1,836,100
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,490	2,788,800
EP Energy LLC (a)(b),
9.375%, 5/1/20	2,425	2,640,219
EV Energy Partners L.P.,
8.00%, 4/15/19	965	1,001,188
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,085	2,251,800
Northern Oil and Gas, Inc. (a)(b),
8.00%, 6/1/20	2,210	2,265,250
Pioneer Drilling Co.,
9.875%, 3/15/18	1,080	1,174,500
United Refining Co.,
10.50%, 2/28/18	2,560	2,752,000
Vanguard Natural Resources LLC,
7.875%, 4/1/20	2,775	2,778,469

		27,220,888

Pharmaceuticals—1.0%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	2,855	3,108,381

Retail—6.6%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,030	3,128,475
DineEquity, Inc.,
9.50%, 10/30/18	3,100	3,495,250
Fifth & Pacific Co., Inc. (a)(b),
10.50%, 4/15/19	2,920	3,314,200
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	2,680	2,757,077
Rite Aid Corp.,
9.50%, 6/15/17	1,810	1,875,613
Sonic Automotive, Inc. (a)(b),
7.00%, 7/15/22	2,645	2,833,456
Toys R Us, Inc. (a)(b),
10.375%, 8/15/17	2,185	2,198,656

		19,602,727

Technology—5.7%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	2,695	2,843,225
First Data Corp.,
9.875%, 9/24/15	2,165	2,219,125
12.625%, 1/15/21	1,260	1,282,050
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	2,900	3,190,000

	Principal Amount (000s)	Value*
J2 Global, Inc. (a)(b),
8.00%, 8/1/20	$2,665	$2,691,650
Nuance Communications, Inc. (a)(b),
5.375%, 8/15/20	2,360	2,424,900
Unisys Corp,
6.25%, 8/15/17	2,150	2,230,625

		16,881,575

Telecommunications—9.6%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	3,340	3,390,100
Consolidated Communications Finance Co. (a)(b),
10.875%, 6/1/20	2,330	2,510,575
Cricket Communications, Inc.,
7.75%, 10/15/20	1,210	1,179,750
Crown Castle International Corp.,
9.00%, 1/15/15	2,775	3,014,344
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	2,390	2,652,900
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	2,095	2,267,838
ITC Deltacom, Inc.,
10.50%, 4/1/16	3,185	3,447,762
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,250	1,298,438
Nextel Communications, Inc.,
7.375%, 8/1/15	1,322	1,335,220
NII Capital Corp.,
8.875%, 12/15/19	2,170	1,773,975
Sprint Nextel Corp.,
11.50%, 11/15/21	1,050	1,316,437
West Corp.,
11.00%, 10/15/16	2,535	2,655,412
Windstream Corp.,
7.50%, 6/1/22	1,500	1,537,500

		28,380,251

Trading Companies & Distributors—0.7%
Aircastle Ltd.,
9.75%, 8/1/18	1,910	2,201,275

Transportation—2.1%
Quality Distribution LLC,
9.875%, 11/1/18	2,740	2,972,900
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,005	3,313,012

		6,285,912

Utilities—0.7%
Texas Competitive Electric Holdings Co. LLC (a)(b),
11.50%, 10/1/20	2,500	2,025,000

Schedule of Investments

Allianz AGIC High Yield Bond Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Wholesale—0.3%
WESCO Distribution, Inc.,
7.50%, 10/15/17	$890	$912,250

Total Corporate Bonds & Notes (cost—$274,086,674)		283,870,802

Repurchase Agreements—2.0%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $6,030,007; collateralized by Fannie Mae, 4.625%, due 10/15/13, valued at $6,151,409 including accrued interest (cost—$6,030,000)	6,030	6,030,000

Total Investments (cost—$280,116,674)—97.7%		289,900,802

Other assets less liabilities—2.3%		6,835,983

Net Assets—100.0%		$296,736,785

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $59,858,643, representing 20.2% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.8%

Aerospace & Defense—0.4%
Astronics Corp. (b)	4,100	$114,800

Air Freight & Logistics—1.3%
Echo Global Logistics, Inc. (b)	10,300	182,413
XPO Logistics, Inc. (b)	12,000	177,960

		360,373

Auto Components—0.6%
Amerigon, Inc. (b)	15,300	181,611

Biotechnology—3.4%
Affymax, Inc. (b)	10,300	182,207
Discovery Laboratories, Inc. (b)	33,600	108,192
Dusa Pharmaceuticals, Inc. (b)	47,300	253,055
Ligand Pharmaceuticals, Inc., Class B (b)	9,300	160,797
Neurocrine Biosciences, Inc. (b)	14,400	106,272
Orexigen Therapeutics, Inc. (b)	24,400	109,068

		919,591

Capital Markets—1.6%
HFF, Inc., Class A (b)	17,700	235,410
ICG Group, Inc. (b)	21,500	196,080

		431,490

Chemicals—2.1%
American Vanguard Corp.	12,900	379,518
Flotek Industries, Inc. (b)	15,700	185,731

		565,249

Commercial Banks—2.6%
Banner Corp.	10,300	249,054
First Merchants Corp.	17,400	244,992
West Coast Bancorp (b)	11,200	223,104

		717,150

Commercial Services & Supplies—1.1%
Team, Inc. (b)	9,900	309,573

Communications Equipment—1.3%
Procera Networks, Inc. (b)	16,700	353,873

Computers & Peripherals—1.0%
Datalink Corp. (b)	32,200	268,870

Construction & Engineering—1.9%
Great Lakes Dredge & Dock Corp.	30,900	225,879
MYR Group, Inc. (b)	14,200	288,828

		514,707

Containers & Packaging—0.7%
Myers Industries, Inc.	13,300	196,840

	Shares	Value*
Diversified Telecommunication Services—1.8%
8x8, Inc. (b)	45,900	$271,728
inContact, Inc. (b)	40,500	230,850

		502,578

Electronic Equipment, Instruments & Components—0.5%
Measurement Specialties, Inc. (b)	4,100	133,168

Energy Equipment & Services—1.9%
Gulf Island Fabrication, Inc.	7,400	192,548
Matrix Service Co. (b)	15,800	184,228
Mitcham Industries, Inc. (b)	10,500	160,650

		537,426

Food Products—1.5%
Inventure Foods, Inc. (b)	26,600	159,866
Smart Balance, Inc. (b)	22,400	259,616

		419,482

Health Care Equipment & Supplies—10.0%
Antares Pharma, Inc. (b)	56,700	219,996
Cantel Medical Corp.	13,550	349,048
Cynosure, Inc.,, Class A (b)	12,200	317,200
Endologix, Inc. (b)	25,600	306,432
GenMark Diagnostics, Inc. (b)	23,200	174,696
ICU Medical, Inc. (b)	4,300	238,650
OraSure Technologies, Inc. (b)	21,600	209,736
Spectranetics Corp. (b)	21,900	265,866
SurModics, Inc. (b)	11,800	219,952
Symmetry Medical, Inc. (b)	24,600	229,026
Synergetics USA, Inc. (b)	40,800	208,896

		2,739,498

Health Care Providers & Services—4.8%
Acadia Healthcare Co., Inc. (b)	11,700	224,406
AMN Healthcare Services, Inc. (b)	35,100	294,840
Capital Senior Living Corp. (b)	21,100	253,833
Metropolitan Health Networks, Inc. (b)	31,300	251,652
U.S. Physical Therapy, Inc.	10,700	277,879

		1,302,610

Health Care Technology—2.3%
HealthStream, Inc. (b)	14,500	412,090
Omnicell, Inc. (b)	14,800	212,528

		624,618

Hotels, Restaurants & Leisure—4.6%
AFC Enterprises, Inc. (b)	14,000	336,280
Bravo Brio Restaurant Group, Inc. (b)	8,800	142,296
Caribou Coffee Co., Inc. (b)	15,600	199,524
Jamba, Inc. (b)	60,800	150,176
Red Robin Gourmet Burgers, Inc. (b)	6,400	198,464
Town Sports International Holdings, Inc. (b)	17,700	230,454

		1,257,194

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Household Durables—0.8%
M/I Homes, Inc. (b)	11,000	$212,300

Insurance—2.4%
eHealth, Inc. (b)	11,700	193,518
Homeowners Choice, Inc.	11,000	220,440
Stewart Information Services Corp.	11,700	231,309

		645,267

Internet Software & Services—7.5%
Blucora, Inc. (b)	16,500	254,265
Internap Network Services Corp. (b)	38,100	274,320
Saba Software, Inc. (b)	28,000	263,200
SciQuest, Inc. (b)	10,500	176,925
SPS Commerce, Inc. (b)	9,800	342,510
Stamps.com, Inc. (b)	8,200	181,548
Vocus, Inc. (b)	12,300	238,866
Web.com Group, Inc. (b)	18,700	311,355

		2,042,989

IT Services—0.9%
Virtusa Corp. (b)	14,300	241,670

Leisure Equipment & Products—1.9%
Arctic Cat, Inc. (b)	8,000	346,080
Smith & Wesson Holding Corp. (b)	20,500	164,820

		510,900

Machinery—2.4%
American Railcar Industries, Inc. (b)	7,700	219,758
Dynamic Materials Corp.	7,700	124,432
Manitex International, Inc. (b)	21,400	150,014
Wabash National Corp. (b)	24,100	161,229

		655,433

Media—0.8%
ReachLocal, Inc. (b)	16,800	211,176

Metals & Mining—0.5%
Horsehead Holding Corp. (b)	15,800	139,672

Multiline Retail—0.6%
Gordmans Stores, Inc. (b)	10,100	177,558

Oil, Gas & Consumable Fuels—3.3%
Abraxas Petroleum Corp. (b)	54,000	109,620
Approach Resources, Inc. (b)	9,500	273,030
Callon Petroleum Co. (b)	35,700	197,421
Magnum Hunter Resources Corp. (b)	43,100	185,330
Penn Virginia Corp.	21,100	128,921

		894,322

Paper & Forest Products—0.8%
Neenah Paper, Inc.	7,700	214,907

	Shares	Value*
Pharmaceuticals—1.3%
Hi-Tech Pharmacal Co., Inc. (b)	4,500	$160,605
Santarus, Inc. (b)	30,300	187,254

		347,859

Professional Services—1.6%
Barrett Business Services, Inc.	6,300	159,642
Mistras Group, Inc. (b)	12,800	279,168

		438,810

Road & Rail—3.8%
Celadon Group, Inc.	17,100	282,321
Quality Distribution, Inc. (b)	16,700	162,491
Roadrunner Transportation Systems, Inc. (b)	14,400	251,712
Saia, Inc. (b)	15,500	336,350

		1,032,874

Semiconductors & Semiconductor Equipment—2.5%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	14,700	192,717
PDF Solutions, Inc. (b)	28,800	347,040
Silicon Image, Inc. (b)	29,300	138,589

		678,346

Software—8.0%
Accelrys, Inc. (b)	25,000	192,250
Actuate Corp. (b)	30,400	212,496
Allot Communications Ltd. (b)	11,700	309,114
Bottomline Technologies, Inc. (b)	11,900	267,036
Callidus Software, Inc. (b)	34,700	155,109
Ellie Mae, Inc. (b)	8,200	211,314
Glu Mobile, Inc. (b)	52,800	266,640
Magic Software Enterprises Ltd. (b)	23,900	112,330
Monotype Imaging Holdings, Inc. (b)	15,700	236,913
PROS Holdings, Inc. (b)	12,300	212,544

		2,175,746

Specialty Retail—3.0%
America’s Car-Mart, Inc. (b)	5,300	241,733
Citi Trends, Inc. (b)	13,100	152,157
Lithia Motors, Inc., Class A	14,600	426,466

		820,356

Textiles, Apparel & Luxury Goods—2.7%
Movado Group, Inc.	10,500	369,180
Oxford Industries, Inc.	6,600	359,898

		729,078

Thrifts & Mortgage Finance—1.4%
BofI Holding, Inc. (b)	8,400	197,820
HomeStreet, Inc. (b)	5,500	194,920

		392,740

Trading Companies & Distributors—5.5%
Aceto Corp.	23,600	210,984
CAI International, Inc. (b)	10,100	200,687
DXP Enterprises, Inc. (b)	7,200	331,992

Schedule of Investments

Allianz AGIC Micro Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
H&E Equipment Services, Inc. (b)	13,900	$246,030
SeaCube Container Leasing Ltd.	15,700	299,870
Titan Machinery, Inc. (b)	9,100	209,755

		1,499,318

Transportation Infrastructure—0.7%
Aegean Marine Petroleum Network, Inc.	27,600	187,680

Total Common Stock (cost—$20,960,512)		26,699,702

	Units
WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a)(b) (cost—$0)	9,960	—

	Principal Amount (000s)
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $212,000; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $217,688 including accrued interest (cost—$212,000)	$212	212,000

Total Investments (cost—$21,172,512)—98.6%		26,911,702

Other assets less liabilities—1.4%		371,662

Net Assets—100.0%		$27,283,364

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—96.5%
Aerospace & Defense—2.9%
Astronics Corp. (b)	5,300	$148,400
CPI Aerostructures, Inc. (b)	11,400	141,360
EDAC Technologies Corp. (b)	8,800	127,424

		417,184

Air Freight & Logistics—1.8%
Park-Ohio Holdings Corp. (b)	6,600	141,966
XPO Logistics, Inc. (b)	8,600	127,538

		269,504

Biotechnology—2.2%
Dusa Pharmaceuticals, Inc. (b)	31,600	169,060
Repligen Corp. (b)	25,800	146,802

		315,862

Chemicals—1.9%
Flotek Industries, Inc. (b)	9,000	106,470
Landec Corp. (b)	17,400	170,520

		276,990

Commercial Banks—5.1%
First California Financial Group, Inc. (b)	27,400	192,348
First Connecticut Bancorp, Inc.	9,300	121,179
Mercantile Bank Corp. (b)	8,000	135,600
OmniAmerican Bancorp, Inc. (b)	6,300	138,537
Preferred Bank (b)	11,800	152,102

		739,766

Commercial Services & Supplies—1.0%
Ceco Environmental Corp.	15,900	150,732

Communications Equipment—3.7%
CalAmp Corp. (b)	22,800	173,280
Procera Networks, Inc. (b)	10,300	218,257
Telular Corp.	15,400	147,378

		538,915

Computers & Peripherals—1.1%
Datalink Corp. (b)	19,600	163,660

Distributors—0.6%
VOXX International Corp. (b)	11,700	87,750

Diversified Consumer Services—0.9%
Carriage Services, Inc.	14,700	132,888

Diversified Telecommunication Services—2.7%
8x8, Inc. (b)	30,100	178,192
inContact, Inc. (b)	37,100	211,470

		389,662

	Shares	Value*
Energy Equipment & Services—3.0%
Bolt Technology Corp.	10,500	$150,885
Mitcham Industries, Inc. (b)	10,500	160,650
RigNet, Inc. (b)	7,100	126,096

		437,631

Food Products—0.9%
Inventure Foods, Inc. (b)	22,300	134,023

Health Care Equipment & Supplies—11.3%
Antares Pharma, Inc. (b)	30,400	117,952
Cynosure, Inc.,, Class A (b)	7,900	205,400
GenMark Diagnostics, Inc. (b)	18,400	138,552
IRIS International, Inc. (b)	12,800	162,560
Spectranetics Corp. (b)	19,600	237,944
SurModics, Inc. (b)	8,700	162,168
Synergetics USA, Inc. (b)	29,900	153,088
TearLab Corp. (b)	44,100	172,431
Trinity Biotech PLC ADR	13,300	162,925
Vascular Solutions, Inc. (b)	10,200	133,722

		1,646,742

Health Care Providers & Services—7.4%
Acadia Healthcare Co., Inc. (b)	10,550	202,349
AMN Healthcare Services, Inc. (b)	23,500	197,400
Capital Senior Living Corp. (b)	14,500	174,435
Five Star Quality Care, Inc. (b)	37,700	178,321
Metropolitan Health Networks, Inc. (b)	20,100	161,604
U.S. Physical Therapy, Inc.	6,710	174,259

		1,088,368

Health Care Technology—1.4%
HealthStream, Inc. (b)	7,100	201,782

Hotels, Restaurants & Leisure—5.0%
Carrols Restaurant Group, Inc. (b)	19,800	112,464
Einstein Noah Restaurant Group, Inc.	6,800	117,504
Fiesta Restaurant Group, Inc. (b)	10,700	171,842
Jamba, Inc. (b)	69,800	172,406
Town Sports International Holdings, Inc. (b)	12,100	157,542

		731,758

Household Durables—0.3%
Bassett Furniture Industries, Inc.	3,000	36,270

Insurance—1.6%
Homeowners Choice, Inc.	11,600	232,464

Internet & Catalog Retail—1.0%
Vitacost.com, Inc. (b)	23,900	150,570

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Internet Software & Services—6.9%
Internap Network Services Corp. (b)	24,700	$177,840
Market Leader, Inc. (b)	24,600	123,738
Points International Ltd. (b)	14,700	183,750
Saba Software, Inc. (b)	21,800	204,920
SPS Commerce, Inc. (b)	7,100	248,145
Stamps.com, Inc. (b)	3,500	77,490

		1,015,883

IT Services—3.2%
Computer Task Group, Inc. (b)	10,600	169,600
Lionbridge Technologies, Inc. (b)	43,100	151,281
PRGX Global, Inc. (b)	18,300	148,596

		469,477

Machinery—0.9%
Manitex International, Inc. (b)	19,600	137,396

Marine—0.8%
Rand Logistics, Inc. (b)	16,500	117,150

Media—1.1%
ReachLocal, Inc. (b)	12,800	160,896

Oil, Gas & Consumable Fuels—3.8%
Abraxas Petroleum Corp. (b)	34,500	70,035
Callon Petroleum Co. (b)	25,800	142,674
Evolution Petroleum Corp. (b)	14,700	117,894
Triangle Petroleum Corp. (b)	23,300	160,071
Voyager Oil & Gas, Inc. (b)	48,200	59,768

		550,442

Pharmaceuticals—1.0%
Santarus, Inc. (b)	23,000	142,140

Professional Services—2.6%
Barrett Business Services, Inc.	6,700	169,778
GP Strategies Corp. (b)	10,200	204,510

		374,288

Road & Rail—3.1%
Celadon Group, Inc.	9,100	150,241
Quality Distribution, Inc. (b)	15,350	149,356
Saia, Inc. (b)	7,100	154,070

		453,667

Semiconductors & Semiconductor Equipment—3.6%
MaxLinear, Inc., Class A (b)	25,100	143,321
Nova Measuring Instruments Ltd. (b)	17,900	140,694
PDF Solutions, Inc. (b)	20,600	248,230

		532,245

Software—4.4%
American Software, Inc., Class A	16,000	$131,840
Callidus Software, Inc. (b)	26,600	118,902
ePlus, Inc. (b)	4,300	146,415
Glu Mobile, Inc. (b)	33,600	169,680
Magic Software Enterprises Ltd. (b)	16,900	79,430

		646,267

	Shares	Value*
Specialty Retail—2.3%
Citi Trends, Inc. (b)	9,100	105,696
Destination Maternity Corp.	6,400	117,440
TravelCenters of America LLC (b)	22,300	117,075

		340,211

Textiles, Apparel & Luxury Goods—1.0%
RG Barry Corp.	10,100	144,834

Thrifts & Mortgage Finance—2.9%
BofI Holding, Inc. (b)	6,300	148,365
First Financial Holdings, Inc.	11,000	140,580
HomeStreet, Inc. (b)	4,000	141,760

		430,705

Trading Companies & Distributors—2.2%
Aceto Corp.	16,200	144,828
DXP Enterprises, Inc. (b)	3,900	179,829

		324,657

Transportation Infrastructure—0.9%
Aegean Marine Petroleum Network, Inc.	19,400	131,920

Total Common Stock (cost—$11,438,160)		14,114,699

	Units
WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a)(b) (cost—$0)	1,960	—

	Principal Amount (000s)
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $267,000; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $273,375 including accrued interest (cost—$267,000)	$267	267,000

Total Investments (cost—$11,705,160)—98.3%		14,381,699

Other assets less liabilities—1.7%		246,238

Net Assets—100.0%		$14,627,937

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—96.6%

Aerospace & Defense—1.0%
Triumph Group, Inc.	3,500	$208,005

Airlines—0.6%
Spirit Airlines, Inc. (b)	6,200	121,210

Biotechnology—3.2%
Alkermes PLC (b)	8,600	157,810
Arena Pharmaceuticals, Inc. (b)	6,000	54,240
BioMarin Pharmaceutical, Inc. (b)	3,900	145,626
Cubist Pharmaceuticals, Inc. (b)	3,100	143,220
Onyx Pharmaceuticals, Inc. (b)	2,300	165,416

		666,312

Chemicals—3.1%
Chemtura Corp. (b)	8,900	147,117
Flotek Industries, Inc. (b)	9,500	112,385
Georgia Gulf Corp.	3,500	138,740
Olin Corp.	4,200	90,006
PolyOne Corp.	9,686	152,845

		641,093

Commercial Banks—3.6%
Citizens Republic Bancorp, Inc. (b)	9,600	196,512
PrivateBancorp, Inc.	8,400	136,920
Sterling Financial Corp.	7,000	148,400
Susquehanna Bancshares, Inc.	13,800	145,038
Western Alliance Bancorp (b)	14,200	132,202

		759,072

Commercial Services & Supplies—1.3%
Encore Capital Group, Inc. (b)	4,600	128,938
Portfolio Recovery Associates, Inc. (b)	1,400	140,490

		269,428

Communications Equipment—1.9%
Arris Group, Inc. (b)	9,900	134,937
EchoStar Corp., Class A (b)	4,600	124,246
Ixia (b)	9,100	135,044

		394,227

Computers & Peripherals—1.0%
Datalink Corp. (b)	10,200	85,170
Electronics for Imaging, Inc. (b)	8,700	134,415

		219,585

Construction & Engineering—0.6%
Chicago Bridge & Iron Co. NV	3,600	132,552

Construction Materials—0.7%
Eagle Materials, Inc.	3,500	149,275

Consumer Finance—1.5%
DFC Global Corp. (b)	7,950	148,029

	Shares	Value*
First Cash Financial Services, Inc. (b)	3,900	$174,018

		322,047

Containers & Packaging—0.6%
Rock-Tenn Co., Class A	1,900	126,863

Distributors—0.8%
Core-Mark Holding Co., Inc.	3,600	163,944

Diversified Financial Services—0.7%
MarketAxess Holdings, Inc.	4,200	136,794

Diversified Telecommunication Services—0.6%
Premiere Global Services, Inc. (b)	14,100	130,566

Electrical Equipment—0.6%
AZZ, Inc.	4,200	133,392

Electronic Equipment, Instruments & Components—1.2%
OSI Systems, Inc. (b)	3,300	244,530

Energy Equipment & Services—2.5%
Helix Energy Solutions Group, Inc. (b)	8,100	142,722
Hornbeck Offshore Services, Inc. (b)	3,700	143,708
ION Geophysical Corp. (b)	20,043	130,881
Mitcham Industries, Inc. (b)	6,700	102,510

		519,821

Food & Staples Retailing—0.6%
Pricesmart, Inc.	1,600	117,024

Food Products—1.5%
B&G Foods, Inc.	3,800	111,226
Hain Celestial Group, Inc. (b)	3,100	213,869

		325,095

Health Care Equipment & Supplies—1.8%
Endologix, Inc. (b)	10,700	128,079
Orthofix International NV (b)	3,300	139,656
Syneron Medical Ltd. (b)	11,000	107,360

		375,095

Health Care Providers & Services—2.9%
Air Methods Corp. (b)	1,600	186,464
Hanger , Inc. (b)	6,000	171,660
MWI Veterinary Supply, Inc. (b)	1,100	110,902
Team Health Holdings, Inc. (b)	4,900	139,895

		608,921

Health Care Technology—0.7%
MedAssets, Inc. (b)	8,400	143,388

Hotels, Restaurants & Leisure—4.3%
Bally Technologies, Inc. (b)	2,800	124,012

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Buffalo Wild Wings, Inc. (b)	1,500	$115,170
Gaylord Entertainment Co. (b)	4,400	178,376
Shuffle Master, Inc. (b)	10,600	160,802
Six Flags Entertainment Corp.	3,400	187,782
Sonic Corp. (b)	14,200	133,054

		899,196

Household Durables—2.1%
Blyth, Inc.	3,500	148,120
KB Home	12,700	140,208
Ryland Group, Inc.	5,800	155,498

		443,826

Internet Software & Services—4.7%
Bankrate, Inc. (b)	6,000	103,080
Blucora, Inc. (b)	9,500	146,395
IAC/InterActiveCorp.	2,700	139,968
Internap Network Services Corp. (b)	17,700	127,440
Stamps.com, Inc. (b)	3,800	84,132
Velti PLC (b)	11,500	79,695
Vocus, Inc. (b)	8,200	159,244
Web.com Group, Inc. (b)	9,300	154,845

		994,799

IT Services—2.2%
Global Cash Access Holdings, Inc. (b)	23,000	176,410
MAXIMUS, Inc.	3,200	174,048
Wright Express Corp. (b)	1,800	118,512

		468,970

Leisure Equipment & Products—1.2%
Arctic Cat, Inc. (b)	3,300	142,758
Polaris Industries, Inc.	1,400	105,266

		248,024

Life Sciences Tools & Services—1.3%
ICON PLC ADR (b)	5,500	126,060
Parexel International Corp. (b)	5,000	143,950

		270,010

Machinery—2.9%
Chart Industries, Inc. (b)	2,300	160,540
Manitowoc Co., Inc.	11,600	149,408
Terex Corp. (b)	8,000	176,560
Wabash National Corp. (b)	17,700	118,413

		604,921

Media—1.4%
Imax Corp. (b)	5,900	119,239
Lions Gate Entertainment Corp. (b)	12,000	177,360

		296,599

Metals & Mining—1.2%
Haynes International, Inc.	2,500	121,875
U.S. Silica Holdings, Inc. (b)	11,800	140,420

		262,295

Oil, Gas & Consumable Fuels—4.4%
Berry Petroleum Co., Class A	3,000	110,520

	Shares	Value*
Bonanza Creek Energy, Inc. (b)	8,300	$166,996
Golar LNG Ltd.	3,500	136,920
Kodiak Oil & Gas Corp. (b)	18,600	166,284
Magnum Hunter Resources Corp. (b)	22,200	95,460
Oasis Petroleum, Inc. (b)	4,100	120,253
Sanchez Energy Corp. (b)	6,900	131,652

		928,085

Paper & Forest Products—1.2%
KapStone Paper and Packaging Corp. (b)	6,000	120,180
Schweitzer-Mauduit International, Inc.	4,200	135,576

		255,756

Pharmaceuticals—3.9%
Endo Health Solutions, Inc. (b)	2,700	85,914
Impax Laboratories, Inc. (b)	6,300	149,121
Jazz Pharmaceuticals PLC (b)	2,900	131,979
Medicines Co. (b)	6,300	161,847
Medicis Pharmaceutical Corp., Class A	3,400	107,304
Salix Pharmaceuticals Ltd. (b)	2,600	114,296
Vivus, Inc. (b)	3,500	75,075

		825,536

Professional Services—0.9%
Acacia Research Corp. (b)	3,800	100,092
Huron Consulting Group, Inc. (b)	2,500	80,675

		180,767

Real Estate Management & Development—1.2%
Altisource Portfolio Solutions S.A. (b)	2,900	244,441

Road & Rail—3.6%
Avis Budget Group, Inc. (b)	10,300	169,126
Celadon Group, Inc.	6,600	108,966
Con-way, Inc.	3,100	93,961
Genesee & Wyoming, Inc., Class A (b)	1,700	108,052
Roadrunner Transportation Systems, Inc. (b)	7,900	138,092
Swift Transportation Co. (b)	17,546	143,000

		761,197

Semiconductors & Semiconductor Equipment—4.3%
Cirrus Logic, Inc. (b)	5,900	245,853
Fairchild Semiconductor International, Inc. (b)	9,800	142,296
Kulicke & Soffa Industries, Inc. (b)	13,600	154,088
Monolithic Power Systems, Inc. (b)	6,400	137,984
Omnivision Technologies, Inc. (b)	7,500	121,875
Silicon Image, Inc. (b)	20,600	97,438

		899,534

Schedule of Investments

Allianz AGIC U.S. Emerging Growth Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Software—7.9%
ACI Worldwide, Inc. (b)	4,000	$173,520
Aspen Technology, Inc. (b)	7,300	177,974
Cadence Design Systems, Inc. (b)	15,600	205,920
Glu Mobile, Inc. (b)	31,400	158,570
Guidewire Software, Inc. (b)	5,700	162,735
Magic Software Enterprises Ltd. (b)	15,400	72,380
Mentor Graphics Corp. (b)	12,300	203,319
Net 1 UEPS Technologies, Inc. (b)	12,100	115,676
Netscout Systems, Inc. (b)	6,800	161,500
Parametric Technology Corp. (b)	4,300	91,375
Synchronoss Technologies, Inc. (b)	6,200	142,662

		1,665,631

Specialty Retail—5.4%
Ascena Retail Group, Inc. (b)	4,600	91,080
Cabela’s, Inc. (b)	2,100	100,821
Conn’s, Inc. (b)	7,300	169,068
Genesco, Inc. (b)	2,100	148,365
GNC Holdings, Inc., Class A	4,800	186,480
Lithia Motors, Inc., Class A	6,200	181,102
Rent-A-Center, Inc.	4,100	144,648
Zumiez, Inc. (b)	3,700	108,003

		1,129,567

Textiles, Apparel & Luxury Goods—2.8%
Movado Group, Inc.	1,800	63,288
Oxford Industries, Inc.	3,800	207,214
Skechers U.S.A., Inc., Class A (b)	8,300	179,861
Steven Madden Ltd. (b)	3,450	148,074

		598,437

Thrifts & Mortgage Finance—2.3%
Nationstar Mortgage Holdings, Inc. (b)	8,300	225,096
Ocwen Financial Corp. (b)	10,100	259,873

		484,969

Trading Companies & Distributors—2.6%
Aircastle Ltd.	9,900	113,058
H&E Equipment Services, Inc. (b)	6,600	116,820
Kaman Corp.	3,300	108,240
Rush Enterprises, Inc., Class A (b)	5,500	93,720
Titan Machinery, Inc. (b)	4,600	106,030

		537,868

Transportation Infrastructure—1.8%
Aegean Marine Petroleum Network, Inc.	19,000	129,200
Macquarie Infrastructure Co. LLC	5,800	245,282

		374,482

Total Common Stock (cost—$16,686,271)		20,283,149

	Units	Value*
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a)(b) (cost—$0)	2,110	$—

	Principal Amount (000s)
Repurchase Agreements—3.8%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $809,001; collateralized by Federal Home Loan Bank, 0.35%, due 7/17/13, valued at $826,031 including accrued interest (cost—$809,000)	$809	809,000

Total Investments (cost—$17,495,271)—100.4%		21,092,149

Liabilities in excess of other assets—(0.4)%		(90,331)

Net Assets—100.0%		$21,001,818

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—99.4%

Aerospace & Defense—2.5%
Boeing Co.	1,100	$78,540
Honeywell International, Inc.	1,100	64,295
L-3 Communications Holdings, Inc.	50	3,512
Lockheed Martin Corp.	650	59,241
Northrop Grumman Corp.	750	50,167
Raytheon Co.	500	28,260
Rockwell Collins, Inc.	50	2,444
Textron, Inc.	1,000	26,720
United Technologies Corp.	350	27,947

		341,126

Air Freight & Logistics—0.9%
FedEx Corp.	300	26,289
Forward Air Corp.	100	3,362
United Parcel Service, Inc., Class B	1,200	88,572

		118,223

Airlines—0.6%
Alaska Air Group, Inc. (b)	300	10,065
Allegiant Travel Co. (b)	100	6,624
Delta Air Lines, Inc. (b)	4,050	35,032
JetBlue Airways Corp. (b)	1,200	5,880
Southwest Airlines Co.	1,700	15,198
Spirit Airlines, Inc. (b)	400	7,820
U.S. Airways Group, Inc. (b)	500	5,330

		85,949

Auto Components—0.1%
Delphi Automotive PLC (b)	400	12,116
Dorman Products, Inc. (b)	200	5,896

		18,012

Automobiles—0.3%
General Motors Co. (b)	1,400	29,890
Thor Industries, Inc.	200	6,288

		36,178

Beverages—2.2%
Beam, Inc.	300	17,508
Brown-Forman Corp., Class B	400	25,640
Coca-Cola Co.	2,700	100,980
Coca-Cola Enterprises, Inc.	200	5,906
Constellation Brands, Inc., Class A (b)	450	14,823
Monster Beverage Corp. (b)	500	29,465
PepsiCo, Inc.	1,350	97,780

		292,102

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc. (b)	650	69,687
Amgen, Inc.	2,050	172,036
Biogen Idec, Inc. (b)	700	102,613
Celgene Corp. (b)	750	54,030

	Shares	Value*
Genomic Health, Inc. (b)	200	$6,892
Gilead Sciences, Inc. (b)	800	46,152
Myriad Genetics, Inc. (b)	200	4,998
United Therapeutics Corp. (b)	200	10,824

		467,232

Building Products—0.0%
Lennox International, Inc.	100	4,751

Capital Markets—1.3%
Affiliated Managers Group, Inc. (b)	100	11,762
Ameriprise Financial, Inc.	450	24,709
Bank of New York Mellon Corp.	800	18,032
Eaton Vance Corp.	200	5,418
Franklin Resources, Inc.	250	29,350
Lazard Ltd., Class A	200	5,698
Northern Trust Corp.	300	13,932
SEI Investments Co.	450	9,788
State Street Corp.	500	20,800
T. Rowe Price Group, Inc.	400	24,576
TD Ameritrade Holding Corp.	600	10,266
Waddell & Reed Financial, Inc., Class A	200	5,920

		180,251

Chemicals—2.8%
Air Products & Chemicals, Inc.	100	8,258
Albemarle Corp.	100	5,473
CF Industries Holdings, Inc.	300	62,103
Eastman Chemical Co.	200	11,052
EI Du Pont de Nemours & Co.	400	19,900
FMC Corp.	200	10,864
Georgia Gulf Corp.	100	3,964
Huntsman Corp.	800	11,504
LyondellBasell Industries NV, Class A	1,200	58,608
Monsanto Co.	650	56,621
PPG Industries, Inc.	350	38,507
Praxair, Inc.	250	26,375
RPM International, Inc.	300	8,223
Sherwin-Williams Co.	300	42,924
Sigma-Aldrich Corp.	100	7,103
Valspar Corp.	100	5,334
WR Grace & Co. (b)	150	8,664

		385,477

Commercial Banks—1.8%
BOK Financial Corp.	50	2,878
CapitalSource, Inc.	1,100	7,623
Cullen/Frost Bankers, Inc.	100	5,560
CVB Financial Corp.	300	3,585
FNB Corp.	400	4,380
Regions Financial Corp.	1,200	8,352

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
U.S. Bancorp	1,950	$65,150
Wells Fargo & Co.	3,900	132,717
Westamerica Bancorporation	100	4,655
Zions Bancorporation	600	11,550

		246,450

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	200	6,246
Cintas Corp.	200	8,084
Copart, Inc. (b)	300	8,013
Covanta Holding Corp.	300	5,130
Deluxe Corp.	200	5,674
Healthcare Services Group, Inc.	300	6,351
HNI Corp.	200	5,544
Iron Mountain, Inc.	250	8,200
Mine Safety Appliances Co.	100	3,487
Rollins, Inc.	500	11,640

		68,369

Communications Equipment—2.5%
Arris Group, Inc. (b)	300	4,089
Brocade Communications Systems, Inc. (b)	1,600	9,280
Cisco Systems, Inc.	7,650	145,962
Harris Corp.	200	9,406
Ixia (b)	400	5,936
Loral Space & Communications, Inc.	100	7,342
Motorola Solutions, Inc.	1,100	52,426
Plantronics, Inc.	150	5,349
QUALCOMM, Inc.	1,700	104,482

		344,272

Computers & Peripherals—1.8%
Apple, Inc.	150	99,786
EMC Corp. (b)	2,200	57,838
NetApp, Inc. (b)	1,800	62,136
Western Digital Corp. (b)	550	23,001

		242,761

Construction & Engineering—0.1%
Aecom Technology Corp. (b)	200	3,878
Fluor Corp.	100	5,150

		9,028

Consumer Finance—1.2%
American Express Co.	1,950	113,685
Credit Acceptance Corp. (b)	100	9,846
Discover Financial Services	950	36,793

		160,324

Containers & Packaging—0.2%
Ball Corp.	250	10,543
Graphic Packaging Holding Co. (b)	1,700	9,503

		20,046

Distributors—0.1%
Genuine Parts Co.	250	15,790

	Shares	Value*
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A (b)	150	$4,028
Grand Canyon Education, Inc. (b)	200	4,224
H&R Block, Inc.	950	15,732
Service Corp. International	600	7,824

		31,808

Diversified Financial Services—1.1%
CBOE Holdings, Inc.	500	14,220
IntercontinentalExchange, Inc. (b)	100	13,670
JPMorgan Chase & Co.	2,300	85,422
Moody’s Corp.	950	37,620

		150,932

Diversified Telecommunication Services—3.3%
AT&T, Inc.	6,950	254,648
Verizon Communications, Inc.	4,450	191,083

		445,731

Electric Utilities—0.1%
Pinnacle West Capital Corp.	200	10,274
PNM Resources, Inc.	200	4,114

		14,388

Electrical Equipment—0.6%
Acuity Brands, Inc.	100	6,416
AMETEK, Inc.	150	5,146
Babcock & Wilcox Co. (b)	200	4,934
Emerson Electric Co.	550	27,896
EnerSys, Inc. (b)	200	7,450
Hubbell, Inc., Class B	150	12,123
Roper Industries, Inc.	150	15,419

		79,384

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp., Class A	350	21,304
FEI Co.	100	5,371
Jabil Circuit, Inc.	400	9,112
OSI Systems, Inc. (b)	100	7,410
Tech Data Corp. (b)	50	2,429

		45,626

Energy Equipment & Services—0.1%
Oceaneering International, Inc.	150	8,031

Financial Services—1.6%
MasterCard, Inc., Class A	250	105,725
Visa, Inc., Class A	850	109,013

		214,738

Food & Staples Retailing—4.0%
Costco Wholesale Corp.	900	88,083
CVS Caremark Corp.	2,000	91,100
Fresh Market, Inc. (b)	100	5,772
Pricesmart, Inc.	100	7,314
SYSCO Corp.	600	18,180

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Wal-Mart Stores, Inc.	4,000	$290,400
Whole Foods Market, Inc.	400	38,700

		539,549

Food Products—0.9%
Dean Foods Co. (b)	900	14,778
Hershey Co.	200	14,364
HJ Heinz Co.	200	11,144
Hormel Foods Corp.	250	7,180
Lancaster Colony Corp.	100	7,244
McCormick & Co., Inc.	100	6,144
Mead Johnson Nutrition Co., Class A	250	18,332
Tyson Foods, Inc., Class A	2,400	37,584

		116,770

Gas Utilities—0.0%
Oneok, Inc.	100	4,453

Health Care Equipment & Supplies—1.5%
Align Technology, Inc. (b)	300	10,185
Baxter International, Inc.	650	38,142
Covidien PLC	150	8,407
Cyberonics, Inc. (b)	100	4,993
Edwards Lifesciences Corp. (b)	200	20,422
IDEXX Laboratories, Inc. (b)	100	9,506
Intuitive Surgical, Inc. (b)	50	24,590
Medtronic, Inc.	1,100	44,726
Resmed, Inc. (b)	200	7,514
Sirona Dental Systems, Inc. (b)	100	5,314
Stryker Corp.	250	13,315
Varian Medical Systems, Inc. (b)	50	2,940
Zimmer Holdings, Inc.	100	6,178

		196,232

Health Care Providers & Services—1.4%
Catamaran Corp. (b)	250	21,788
Chemed Corp.	100	6,603
CIGNA Corp.	100	4,577
DaVita, Inc. (b)	150	14,590
HCA Holdings, Inc.	1,150	32,833
Healthsouth Corp. (b)	300	6,870
Henry Schein, Inc. (b)	150	11,522
McKesson Corp.	200	17,422
Patterson Cos., Inc.	100	3,397
Quest Diagnostics, Inc.	200	12,094
Select Medical Holdings Corp. (b)	550	5,692
Team Health Holdings, Inc. (b)	200	5,710
UnitedHealth Group, Inc.	900	48,870

		191,968

Health Care Technology—0.1%
Cerner Corp. (b)	150	10,971

	Shares	Value*
Hotels, Restaurants & Leisure—2.0%
Bob Evans Farms, Inc.	150	$5,901
Brinker International, Inc.	250	8,615
Cheesecake Factory, Inc.	100	3,321
Choice Hotels International, Inc.	250	7,878
Churchill Downs, Inc.	100	5,723
Cracker Barrel Old Country Store, Inc.	100	6,298
DineEquity, Inc. (b)	100	5,297
Domino’s Pizza, Inc.	250	8,860
Gaylord Entertainment Co. (b)	100	4,054
Interval Leisure Group, Inc.	300	5,535
Marriott International, Inc., Class A	1,250	47,100
Marriott Vacations Worldwide Corp. (b)	200	6,424
McDonald’s Corp.	390	34,901
Panera Bread Co., Class A (b)	100	15,490
Papa John’s International, Inc. (b)	100	5,149
Six Flags Entertainment Corp.	200	11,046
Starwood Hotels & Resorts Worldwide, Inc.	400	22,052
Wyndham Worldwide Corp.	500	26,070
Yum! Brands, Inc.	650	41,418

		271,132

Household Durables—0.3%
Garmin Ltd.	150	6,052
Jarden Corp.	200	9,666
Newell Rubbermaid, Inc.	400	7,172
Pulte Group, Inc. (b)	1,400	19,152

		42,042

Household Products—1.3%
Church & Dwight Co., Inc.	100	5,474
Clorox Co.	50	3,638
Colgate-Palmolive Co.	950	100,994
Harbinger Group, Inc. (b)	600	5,016
Kimberly-Clark Corp.	450	37,620
Procter & Gamble Co.	400	26,876

		179,618

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.	600	12,804

Industrial Conglomerates—2.7%
3M Co.	900	83,340
Danaher Corp.	600	32,142
General Electric Co.	10,350	214,348
Tyco International Ltd.	600	33,828

		363,658

Insurance—4.8%
Aflac, Inc.	1,100	50,798
Allied World Assurance Co. Holdings AG	100	7,853

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Allstate Corp.	850	$31,688
Alterra Capital Holdings Ltd.	300	6,891
American International Group, Inc. (b)	1,500	51,495
Arch Capital Group Ltd. (b)	200	7,982
Arthur J Gallagher & Co.	200	7,144
Axis Capital Holdings Ltd.	200	6,814
Chubb Corp.	400	29,556
CNA Financial Corp.	300	7,836
Everest Re Group Ltd.	100	10,366
Hartford Financial Services Group, Inc.	1,300	23,309
HCC Insurance Holdings, Inc.	200	6,616
Lincoln National Corp.	900	20,898
Loews Corp.	400	16,260
Marsh & McLennan Cos., Inc.	550	18,794
MBIA, Inc. (b)	3,150	34,272
MetLife, Inc.	3,800	129,694
Primerica, Inc.	250	7,290
Principal Financial Group, Inc.	400	10,976
Progressive Corp.	550	10,741
Protective Life Corp.	200	5,650
Prudential Financial, Inc.	1,500	81,765
Reinsurance Group of America, Inc.	100	5,874
Torchmark Corp.	200	10,236
Travelers Cos., Inc.	450	29,133
Unum Group	400	7,804
Validus Holdings Ltd.	200	6,702
WR Berkley Corp.	150	5,607

		650,044

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (b)	450	111,704
Expedia, Inc.	750	38,520
HSN, Inc.	200	9,006
Liberty Interactive Corp., Class A (b)	1,300	23,712

		182,942

Internet Software & Services—2.1%
Akamai Technologies, Inc. (b)	500	18,755
AOL, Inc. (b)	100	3,367
DealerTrack Holdings, Inc. (b)	200	5,538
eBay, Inc. (b)	1,800	85,446
Equinix, Inc. (b)	100	19,765
Google, Inc., Class A (b)	140	95,913
IAC/InterActiveCorp.	150	7,776
LinkedIn Corp., Class A (b)	100	10,730
NIC, Inc.	500	7,215
Rackspace Hosting, Inc. (b)	200	11,996
VeriSign, Inc. (b)	300	14,304

		280,805

IT Services—4.0%
Accenture PLC, Class A	700	43,120

	Shares	Value*
Acxiom Corp. (b)	500	$8,530
Amdocs Ltd. (b)	450	14,508
Automatic Data Processing, Inc.	800	46,464
Cognizant Technology Solutions Corp., Class A (b)	200	12,856
Computer Sciences Corp.	700	22,547
Convergys Corp.	400	6,204
CoreLogic, Inc. (b)	500	12,300
Fiserv, Inc. (b)	200	14,262
FleetCor Technologies, Inc. (b)	200	8,636
Gartner, Inc. (b)	400	19,756
Genpact Ltd. (b)	300	5,475
Heartland Payment Systems, Inc.	100	3,038
International Business Machines Corp.	1,200	233,820
Jack Henry & Associates, Inc.	200	7,392
Lender Processing Services, Inc.	200	5,614
MAXIMUS, Inc.	100	5,439
NeuStar, Inc., Class A (b)	200	7,514
Paychex, Inc.	650	21,619
Syntel, Inc.	100	5,830
Teradata Corp. (b)	300	22,914
Total System Services, Inc.	350	8,113
Western Union Co.	600	10,566

		546,517

Leisure Equipment & Products—0.3%
Brunswick Corp.	200	4,738
Mattel, Inc.	550	19,327
Polaris Industries, Inc.	200	15,038

		39,103

Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc. (b)	150	5,448
Mettler-Toledo International, Inc. (b)	50	8,256

		13,704

Machinery—1.2%
Donaldson Co., Inc.	200	7,058
Flowserve Corp.	100	12,766
Graco, Inc.	100	4,940
Illinois Tool Works, Inc.	500	29,645
Ingersoll-Rand PLC	550	25,718
ITT Corp.	1,300	25,870
Lincoln Electric Holdings, Inc.	200	8,250
Mueller Industries, Inc.	100	4,310
Nordson Corp.	100	5,881
Pall Corp.	50	2,775
Parker Hannifin Corp.	50	3,999
Snap-On, Inc.	100	6,942
Toro Co.	200	7,440
WABCO Holdings, Inc. (b)	200	11,744
Wabtec Corp.	100	7,814

		165,152

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Marine—0.0%
Matson, Inc.	200	$4,538

Media—5.0%
AMC Networks, Inc. (b)	100	3,934
Arbitron, Inc.	100	3,517
Cablevision Systems Corp.	500	7,475
CBS Corp., Class B	450	16,353
Charter Communications, Inc. (b)	150	11,670
Comcast Corp., Class A	3,400	114,002
DIRECTV (b)	1,550	80,739
DISH Network Corp., Class A	500	15,995
Gannett Co., Inc.	800	12,208
John Wiley & Sons, Inc., Class A	50	2,467
Liberty Global, Inc. Class A (b)	200	11,054
Madison Square Garden, Inc. (b)	300	12,663
McGraw-Hill Cos., Inc.	600	30,720
Morningstar, Inc.	150	8,912
News Corp., Class A	3,150	73,678
Omnicom Group, Inc.	350	17,980
Scripps Networks Interactive, Inc., Class A	200	11,820
Sirius XM Radio, Inc. (b)	3,250	8,222
Time Warner Cable, Inc.	450	39,969
Time Warner, Inc.	500	20,775
Viacom, Inc., Class B	450	22,504
Virgin Media, Inc.	700	19,299
Walt Disney Co.	2,650	131,096

		677,052

Metals & Mining—0.3%
Southern Copper Corp.	1,150	37,421
SunCoke Energy, Inc. (b)	400	6,328

		43,749

Multiline Retail—1.4%
Dillard’s, Inc., Class A	200	15,016
Dollar General Corp. (b)	500	25,535
Dollar Tree, Inc. (b)	500	24,085
Family Dollar Stores, Inc.	150	9,546
J.C. Penney Co., Inc.	600	15,648
Kohl’s Corp.	200	10,440
Macy’s, Inc.	800	32,248
Nordstrom, Inc.	300	17,349
Target Corp.	700	44,863

		194,730

Multi-Utilities—0.1%
Ameren Corp.	200	6,544
DTE Energy Co.	100	5,840

	Shares	Value*
Public Service Enterprise Group, Inc.	200	$6,332

		18,716

Oil, Gas & Consumable Fuels—7.5%
Chevron Corp.	2,530	283,765
ConocoPhillips	1,290	73,259
Delek U.S. Holdings, Inc.	200	5,252
EOG Resources, Inc.	100	10,830
Exxon Mobil Corp.	4,170	364,041
Laredo Petroleum Holdings, Inc. (b)	200	4,352
Marathon Petroleum Corp.	900	46,575
Murphy Oil Corp.	600	30,798
Occidental Petroleum Corp.	350	29,753
Plains Exploration & Production Co. (b)	200	7,864
Teekay Shipping Corp.	2,000	59,160
Tesoro Corp.	400	15,896
Valero Energy Corp.	1,700	53,142
Western Refining, Inc.	500	13,985
Williams Cos., Inc.	600	19,362

		1,018,034

Paper & Forest Products—0.1%
International Paper Co.	400	13,824

Personal Products—0.2%
Estee Lauder Cos., Inc., Class A	350	20,982
Nu Skin Enterprises, Inc., Class A	150	6,224

		27,206

Pharmaceuticals—6.3%
Abbott Laboratories	2,250	147,465
Allergan, Inc.	50	4,307
Bristol-Myers Squibb Co.	1,850	61,068
Eli Lilly & Co.	1,700	76,347
Endo Health Solutions, Inc. (b)	300	9,546
Johnson & Johnson	1,628	109,776
Medicines Co. (b)	200	5,138
Merck & Co., Inc.	3,950	170,048
Pfizer, Inc.	9,800	233,828
Salix Pharmaceuticals Ltd. (b)	50	2,198
Viropharma, Inc. (b)	250	6,650
Warner Chilcott PLC, Class A	1,450	19,749
Watson Pharmaceuticals, Inc. (b)	100	8,135

		854,255

Professional Services—0.4%
Corporate Executive Board Co.	100	4,656
Dun & Bradstreet Corp.	250	20,237
Equifax, Inc.	250	11,445
Robert Half International, Inc.	300	7,890
Verisk Analytics, Inc., Class A (b)	300	14,556

		58,784

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Real Estate Investment Trust—0.6%
American Tower Corp.	250	$17,600
Public Storage	150	21,834
Rayonier, Inc.	150	7,349
Simon Property Group, Inc.	250	39,675

		86,458

Road & Rail—1.7%
Amerco, Inc.	100	9,305
CSX Corp.	800	17,968
Dollar Thrifty Automotive Group, Inc. (b)	200	17,432
J.B. Hunt Transport Services, Inc.	250	13,110
Kansas City Southern	100	7,733
Landstar System, Inc.	100	4,727
Norfolk Southern Corp.	450	32,607
Old Dominion Freight Line, Inc. (b)	150	6,717
Union Pacific Corp.	1,000	121,440

		231,039

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	300	11,199
Analog Devices, Inc.	600	23,844
Avago Technologies Ltd.	300	10,971
Cirrus Logic, Inc. (b)	200	8,334
Intel Corp.	7,250	180,018
KLA-Tencor Corp.	300	15,393
Linear Technology Corp.	900	29,722
Maxim Integrated Products, Inc.	400	10,856
NVIDIA Corp. (b)	1,700	23,851
Silicon Laboratories, Inc. (b)	100	3,824
Skyworks Solutions, Inc. (b)	200	6,092

		324,104

Software—4.9%
Adobe Systems, Inc. (b)	450	14,072
Ansys, Inc. (b)	150	10,455
Aspen Technology, Inc. (b)	250	6,095
BMC Software, Inc. (b)	300	12,420
CA, Inc.	800	20,824
Cadence Design Systems, Inc. (b)	900	11,880
Citrix Systems, Inc. (b)	200	15,538
Factset Research Systems, Inc.	100	9,227
Fair Isaac Corp.	150	6,406
Fortinet, Inc. (b)	800	21,208
Intuit, Inc.	500	29,270
Manhattan Associates, Inc. (b)	100	5,058
MICROS Systems, Inc. (b)	150	7,599
Microsoft Corp.	5,700	175,674
Netscout Systems, Inc. (b)	200	4,750
NetSuite, Inc. (b)	150	8,532
Oracle Corp.	5,200	164,580

	Shares	Value*
Parametric Technology Corp. (b)	200	$4,250
Red Hat, Inc. (b)	300	16,812
Salesforce.com, Inc. (b)	300	43,554
SolarWinds, Inc. (b)	400	21,952
Synopsys, Inc. (b)	300	9,909
TIBCO Software, Inc. (b)	100	2,992
Tyler Technologies, Inc. (b)	150	6,039
Ultimate Software Group, Inc. (b)	50	4,960
VMware, Inc., Class A (b)	300	26,712

		660,768

Specialty Retail—6.0%
Abercrombie & Fitch Co., Class A	400	14,396
American Eagle Outfitters, Inc.	700	15,568
ANN, Inc. (b)	200	7,116
Ascena Retail Group, Inc. (b)	300	5,940
Autozone, Inc. (b)	50	18,082
Bed Bath & Beyond, Inc. (b)	350	23,510
Cabela’s, Inc. (b)	200	9,602
Chico’s FAS, Inc.	300	5,682
Dick’s Sporting Goods, Inc.	100	4,976
DSW, Inc., Class A	200	12,904
Foot Locker, Inc.	350	12,100
Francesca’s Holdings Corp. (b)	200	7,066
GameStop Corp., Class A	300	5,724
Gap, Inc.	2,400	85,968
Home Depot, Inc.	3,300	187,275
Limited Brands, Inc.	400	19,440
Lowe’s Cos., Inc.	1,200	34,176
O’Reilly Automotive, Inc. (b)	350	29,732
PetSmart, Inc.	400	28,368
Pier 1 Imports, Inc.	350	6,468
Rent-A-Center, Inc.	100	3,528
Ross Stores, Inc.	1,000	69,190
Sally Beauty Holdings, Inc. (b)	400	11,000
Select Comfort Corp. (b)	400	11,428
TJX Cos., Inc.	2,900	132,791
Tractor Supply Co.	150	14,322
Ulta Salon Cosmetics & Fragrance, Inc.	150	14,100
Urban Outfitters, Inc. (b)	400	15,016
Williams-Sonoma, Inc.	200	8,204

		813,672

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc. (b)	150	8,356
Fifth & Pacific Cos, Inc. (b)	400	5,300
Fossil, Inc. (b)	100	8,495
Michael Kors Holdings Ltd. (b)	500	26,975
Nike, Inc., Class B	350	34,076
Ralph Lauren Corp.	150	23,798
V.F. Corp.	200	30,536

		137,536

Schedule of Investments

Allianz F&T Behavioral Advantage Large Cap Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. (b)	200	$5,146

Tobacco—3.3%
Altria Group, Inc.	3,800	129,048
Lorillard, Inc.	550	69,031
Philip Morris International, Inc.	2,270	202,711
Reynolds American, Inc.	900	41,490

		442,280

Trading Companies & Distributors—0.3%
Fastenal Co.	450	19,390
W.W. Grainger, Inc.	100	20,596

		39,986

Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	100	4,229

Water Utilities—0.0%
American Water Works Co., Inc.	150	5,530

Total Common Stock (cost—$12,087,906)		13,496,079

RIGHTS—0.0%

Multi-Media—0.0%
Liberty Ventures (a)(b), expires 12/31/49 (cost—$82)	12	—

Total Investments (cost—$12,087,988)—99.4%		13,496,079

Other assets less liabilities—0.6%		85,671

Net Assets—100.0%		$13,581,750

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $0.
(b)	Non-income producing.

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.5%

Australia—2.0%
Telstra Corp. Ltd.	221,600	$881,973

Brazil—5.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,100	859,611
Cia Energetica de Minas Gerais ADR	45,725	777,325
Vale S.A. ADR	49,300	807,041

		2,443,977

Canada—3.9%
Barrick Gold Corp.	21,900	843,588
Toronto-Dominion Bank/The	11,200	917,056

		1,760,644

China—1.9%
China Mobile Ltd. ADR	15,600	837,564

France—6.1%
Sanofi	11,600	948,878
Total S.A.	36,200	1,804,813

		2,753,691

Germany—4.3%
RWE AG	23,200	971,107
Siemens AG	10,200	962,787

		1,933,894

Hong Kong—3.7%
First Pacific Co., Ltd.	764,500	824,460
Yue Yuen Industrial Holdings Ltd.	285,376	830,122

		1,654,582

Japan—7.4%
Asahi Glass Co., Ltd.	137,400	836,149
Mitsubishi Corp.	43,800	810,994
Mizuho Financial Group, Inc.	518,000	836,399
Sega Sammy Holdings, Inc.	40,200	836,680

		3,320,222

Korea (Republic of)—5.8%
POSCO	2,500	813,894
SK Telecom Co., Ltd.	13,733	1,772,198

		2,586,092

Russian Federation—1.9%
Lukoil OAO ADR	15,200	863,664

South Africa—4.1%
Sasol Ltd. ADR	41,900	1,815,108

Spain—2.3%
Banco Santander S.A.	143,142	1,018,575

Switzerland—4.0%
Credit Suisse Group AG (b)	43,300	834,370

	Shares	Value*
Zurich Financial Services AG (b)	4,000	$960,070

		1,794,440

United Kingdom—12.2%
AstraZeneca PLC	37,700	1,763,484
BAE Systems PLC	187,000	945,396
Ensco PLC, Class A	16,100	923,657
Marks & Spencer Group PLC	161,426	917,610
Tesco PLC	174,900	934,052

		5,484,199

United States—33.4%
Altria Group, Inc.	24,400	828,624
Annaly Capital Management, Inc. REIT	50,100	867,231
Axis Capital Holdings Ltd.	26,900	916,483
CA, Inc.	36,400	947,492
ConocoPhillips	15,600	885,924
EI Du Pont de Nemours & Co.	17,800	885,550
Intel Corp.	32,600	809,458
International Paper Co.	26,200	905,472
JPMorgan Chase & Co.	24,600	913,644
Kimberly-Clark Corp.	10,200	852,720
Microsoft Corp.	28,800	887,616
Northrop Grumman Corp.	13,500	903,015
Pfizer, Inc.	37,900	904,294
Phillips 66	22,950	963,900
Seagate Technology PLC	28,400	909,084
Staples, Inc.	67,700	739,284
Xerox Corp.	110,800	816,596

		14,936,387

Total Common Stock (cost—$44,769,540)		44,085,012

	Principal Amount (000s)
Repurchase Agreements—2.0%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $918,001; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $936,563 including accrued interest (cost—$918,000)	$918	918,000

Total Investments (cost—$45,687,540) (a)—100.5%		45,003,012

Liabilities in excess of other assets—(0.5)%		(227,613)

Net Assets—100.0%		$44,775,399

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

August 31, 2012 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $20,504,011, representing 45.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	14.1%
Pharmaceuticals	8.0%
Commercial Banks	6.2%
Wireless Telecommunication Services	5.8%
Metals & Mining	5.5%
Insurance	4.2%
Aerospace & Defense	4.1%
Software	4.1%
Diversified Financial Services	3.9%
Industrial Conglomerates	2.2%
Multi-Utilities	2.2%
Energy Equipment & Services	2.1%
Food & Staples Retailing	2.1%
Chemicals	2.0%
Computers & Peripherals	2.0%
Diversified Telecommunication Services	2.0%
Multiline Retail	2.0%
Paper & Forest Products	2.0%
Repurchase Agreements	2.0%
Building Products	1.9%
Capital Markets	1.9%
Household Products	1.9%
Leisure Equipment & Products	1.9%
Real Estate Investment Trust	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Tobacco	1.9%
Water Utilities	1.9%
Office Electronics	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Trading Companies & Distributors	1.8%
Electric Utilities	1.7%
Specialty Retail	1.7%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

Allianz NFJ International Small-Cap Value Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—96.3%

Australia—9.7%
Bendigo and Adelaide Bank Ltd.	2,100	$16,470
BWP Trust REIT	12,500	25,632
Cardno Ltd.	2,100	16,237
Charter Hall Group REIT	7,100	19,674
Charter Hall Retail REIT	4,700	16,931
Emeco Holdings Ltd.	34,500	27,903
GrainCorp. Ltd.	1,600	15,288
Harvey Norman Holdings Ltd.	7,600	16,154
IOOF Holdings Ltd.	4,200	26,609
Macmahon Holdings Ltd.	48,800	30,207
Mermaid Marine Australia Ltd.	7,800	25,090
Primary Health Care Ltd.	11,000	42,566
Southern Cross Media Group Ltd.	12,300	14,893
SP AusNet	30,700	33,513

		327,167

Austria—1.2%
EVN AG	1,300	17,483
RHI AG	1,000	24,370

		41,853

Belgium—0.9%
Barco NV	500	29,988

Brazil—1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	400	34,044

Canada—9.3%
Atco Ltd., Class I	300	23,251
Calfrac Well Services Ltd.	1,400	34,157
Canyon Services Group, Inc.	2,200	24,037
Cogeco, Inc.	1,100	38,722
Genworth MI Canada, Inc.	1,500	29,718
Horizon North Logistics, Inc.	4,000	29,379
Linamar Corp.	1,100	23,021
Maple Leaf Foods, Inc.	1,300	14,573
Methanex Corp.	500	14,905
Sherritt International Corp.	2,900	12,915
Torstar Corp.	2,400	20,987
Total Energy Services, Inc.	1,600	22,399
Transcontinental, Inc.	2,400	23,884

		311,948

Chile—0.5%
Administradora de Fondos de Pensiones Provida S.A. ADR	200	17,990

China—3.4%
Guangdong Investment Ltd.	44,000	32,578
Guangshen Railway Co., Ltd., Class H	114,100	33,168

	Shares	Value*
REXLot Holdings Ltd.	275,000	$19,905
Shougang Fushan Resources Group Ltd.	43,000	11,423
Zhejiang Expressway Co., Ltd.	24,000	15,842

		112,916

Finland—0.5%
Tieto Oyj	1,000	17,120

France—4.2%
Arkema S.A.	300	25,504
Groupe Steria SCA	1,000	13,607
Ipsen S.A.	900	21,542
Neopost S.A.	300	16,004
Rallye S.A.	500	15,012
Sa des Ciments Vicat	400	19,651
Valeo S.A.	600	28,315

		139,635

Germany—0.9%
Leoni AG	400	14,955
NORMA Group	600	15,114

		30,069

Hong Kong—3.5%
First Pacific Co., Ltd.	29,000	31,275
Giordano International Ltd.	20,000	15,480
Great Eagle Holdings Ltd.	9,000	24,969
Johnson Electric Holdings Ltd.	48,700	28,723
Singamas Container Holdings Ltd.	85,300	18,899

		119,346

Ireland—3.3%
C&C Group PLC	5,600	25,392
DCC PLC	1,000	26,068
Glanbia PLC	2,100	16,694
United Drug PLC	13,100	42,865

		111,019

Japan—24.6%
Aica Kogyo Co., Ltd.	1,600	25,777
Air Water, Inc.	2,000	23,359
Alpine Electronics, Inc.	2,400	23,325
Canon Electronics, Inc.	700	15,024
Coca-Cola West Co., Ltd.	900	14,966
Daiichikosho Co., Ltd.	700	16,077
Daikyo, Inc.	10,000	24,146
Electric Power Development Co., Ltd.	600	14,382
Fukuoka Financial Group, Inc.	4,000	15,803
Heiwa Corp.	1,300	22,783
Higo Bank Ltd.	3,000	17,503
Hogy Medical Co., Ltd.	500	24,876
Idemitsu Kosan Co., Ltd.	400	32,250
Japan Petroleum Exploration Co.	600	23,462
JTEKT Corp.	1,500	11,805

Schedule of Investments

Allianz NFJ International Small-Cap Value Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Kaken Pharmaceutical Co., Ltd.	2,000	$28,690
Kato Sangyo Co., Ltd.	1,200	22,609
KYORIN Holdings, Inc.	1,000	23,124
Mandom Corp.	600	15,963
Megane TOP Co., Ltd.	2,700	30,953
Melco Holdings, Inc.	700	15,098
Mitsubishi Gas Chemical Co., Inc.	4,000	22,569
Mitsubishi UFJ Lease & Finance Co., Ltd.	400	17,295
Namco Bandai Holdings, Inc.	1,600	25,370
Nichii Gakkan Co.	2,900	29,902
Nihon Kohden Corp.	500	17,003
Nippon Shokubai Co., Ltd.	1,000	11,184
Nippon Soda Co., Ltd.	4,000	17,247
NS Solutions Corp.	1,200	23,345
Sumitomo Forestry Co., Ltd.	2,800	23,328
Suruga Bank Ltd.	2,000	23,091
T-Gaia Corp.	8	15,127
Tosoh Corp.	9,000	19,050
Toyo Suisan Kaisha Ltd.	1,000	24,865
Toyobo Co., Ltd.	11,000	11,843
Tsuruha Holdings, Inc.	500	32,627
Unipres Corp.	1,100	30,349
Yokohama Rubber Co., Ltd.	2,000	14,944
Zeon Corp.	3,000	24,289

		825,403

Korea (Republic of)—1.3%
MegaStudy Co., Ltd.	300	17,337
SFA Engineering Corp.	600	26,116

		43,453

Netherlands—2.2%
Aalberts Industries NV	1,400	24,000
BinckBank NV	2,000	14,162
Mediq NV	1,900	22,408
Sligro Food Group NV	600	14,574

		75,144

New Zealand—1.9%
Infratil Ltd.	14,400	24,197
Kiwi Income Property Trust REIT	18,700	16,457
Telecom Corp. of New Zealand Ltd.	11,700	23,160

		63,814

Norway—1.3%
Stolt-Nielsen Ltd.	900	16,574
TGS Nopec Geophysical Co. ASA	900	26,337

		42,911

Panama—0.7%
Banco Latinoamericano de Comercio Exterior S.A.	1,100	23,166

	Shares	Value*
Singapore—2.2%
Lippo Malls Indonesia Retail Trust REIT	52,000	$18,171
STX OSV Holdings Ltd.	27,000	33,062
UOL Group Ltd.	5,000	21,184

		72,417

South Africa—0.9%
African Bank Investments Ltd.	7,500	28,957

Spain—1.1%
Duro Felguera S.A.	2,700	16,121
Grupo Catalana Occidente S.A.	1,300	19,437

		35,558

Sweden—1.8%
Loomis AB	2,000	26,104
Saab AB	1,900	33,829

		59,933

Switzerland—0.8%
AMS AG	300	26,819

Taiwan—0.7%
Gigabyte Technology Co., Ltd.	26,800	23,249

United Kingdom—17.7%
African Barrick Gold PLC	5,900	41,602
Bank of Georgia Holdings PLC	1,300	22,693
Beazley PLC	10,700	28,132
Berendsen PLC	4,000	34,509
Bodycote PLC	5,200	28,709
Carillion PLC	3,700	16,303
Catlin Group Ltd.	2,400	17,452
Debenhams PLC	25,100	38,403
DS Smith PLC	10,000	25,666
Ferrexpo PLC	7,000	17,997
Go-Ahead Group PLC	900	18,539
Greene King PLC	3,000	26,542
Inchcape PLC	4,600	26,895
Intermediate Capital Group PLC	3,900	17,465
Interserve PLC	4,900	27,868
JD Wetherspoon PLC	2,500	17,777
Kcom Group PLC	21,200	26,308
Marston’s PLC	14,600	25,782
Mondi PLC	2,900	25,537
Morgan Crucible Co. PLC	6,900	28,128
TalkTalk Telecom Group PLC	12,300	37,891
WH Smith PLC	2,900	27,630
William Hill PLC	3,500	16,669

		594,497

Schedule of Investments

Allianz NFJ International Small-Cap Value Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
United States—0.7%
Maiden Holdings Ltd.	2,700	$24,786

Total Common Stock (cost—$2,993,134)		3,233,202

PREFERRED STOCK—1.6%

Germany—1.6%
Hornbach Holding AG	400	27,271
Jungheinrich AG	800	24,861

Total Preferred Stock (cost—$47,912)		52,132

RIGHTS—0.0%

Australia—0.0%
GrainCorp Ltd., expires 9/21/12 (a)(c) (cost—$0)	145	63

Total Investments (cost—$3,041,046) (b)—97.9%		3,285,397

Other assets less liabilities—2.1%		70,215

Net Assets—100.0%		$3,355,612

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $63, representing 0.0% of net assets.
(b)	Securities with an aggregate value of $2,809,772, representing 83.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Machinery	6.0%
Chemicals	4.7%
Health Care Providers & Services	4.1%
Commercial Banks	3.5%
Commercial Services & Supplies	3.4%
Auto Components	3.3%
Energy Equipment & Services	3.2%
Hotels, Restaurants & Leisure	3.2%
Real Estate Investment Trust	2.9%
Construction & Engineering	2.7%
Insurance	2.7%
Media	2.7%
Specialty Retail	2.7%
Diversified Telecommunication Services	2.6%
Food & Staples Retailing	2.5%
Metals & Mining	2.5%
Capital Markets	2.3%
Diversified Financial Services	2.3%
Electric Utilities	2.2%
Pharmaceuticals	2.2%
Electronic Equipment, Instruments & Components	2.1%
Food Products	2.1%
Real Estate Management & Development	2.1%
Water Utilities	2.0%
Oil, Gas & Consumable Fuels	1.7%
IT Services	1.6%
Multiline Retail	1.6%
Road & Rail	1.5%
Household Durables	1.4%
Leisure Equipment & Products	1.4%
Construction Materials	1.3%
Beverages	1.2%
Health Care Equipment & Supplies	1.2%
Marine	1.2%
Computers & Peripherals	1.1%
Aerospace & Defense	1.0%
Electrical Equipment	0.9%
Thrifts & Mortgage Finance	0.9%
Building Products	0.8%
Containers & Packaging	0.8%
Distributors	0.8%
Industrial Conglomerates	0.8%
Paper & Forest Products	0.8%
Retail	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Trading Companies & Distributors	0.8%
Multi-Utilities	0.7%
Diversified Consumer Services	0.5%
Office Electronics	0.5%
Personal Products	0.5%
Transportation Infrastructure	0.5%
Independent Power Producers & Energy Traders	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Other assets less liabilities	2.1%

100.0%

Schedule of Investments

Allianz NFJ International Value II Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.3%

Argentina—1.0%
Telecom Argentina S.A. ADR	3,000	$33,480

Australia—1.5%
AMP Ltd.	7,000	32,409
SP AusNet	15,300	16,702

		49,111

Austria—0.7%
OMV AG	700	23,194

Brazil—2.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	600	51,066
Vale S.A. ADR	2,400	39,288

		90,354

Canada—7.4%
Atco Ltd., Class I	400	31,002
Barrick Gold Corp.	1,000	38,559
Calfrac Well Services Ltd.	600	14,639
Canadian Imperial Bank of Commerce	400	30,933
Cogeco Cable, Inc.	700	26,040
Genworth MI Canada, Inc.	1,100	21,793
Manulife Financial Corp.	2,700	30,239
Maple Leaf Foods, Inc.	1,400	15,694
Power Financial Corp.	1,200	30,239

		239,138

China—4.1%
China Petroleum & Chemical Corp., Class H	35,100	33,156
CNOOC Ltd.	16,000	30,643
Guangdong Investment Ltd.	56,000	41,463
Guangshen Railway Co., Ltd., Class H	82,000	23,837

		129,099

Denmark—0.8%
Carlsberg A/S	300	25,940

France—5.7%
Arkema S.A.	400	34,005
AXA S.A.	2,100	30,278
Cie Generale des Etablissements Michelin	300	21,471
Rallye S.A.	500	15,012
Sanofi	600	49,080
Valeo S.A.	700	33,034

		182,880

Germany—1.9%
Bayerische Motoren Werke AG	300	21,695
Deutsche Boerse AG	500	25,774
Muenchener Rueckversicherungs AG	100	14,777

		62,246

	Shares	Value*
Hong Kong—3.4%
First Pacific Co., Ltd.	38,000	$40,980
Jardine Strategic Holdings Ltd.	1,000	33,264
Wheelock & Co. Ltd.	9,000	34,568

		108,812

India—1.0%
Tata Motors Ltd. ADR	1,500	31,680

Israel—1.7%
Israel Chemicals Ltd. ADR	2,800	30,296
Teva Pharmaceutical Industries Ltd. ADR	600	23,748

		54,044

Japan—23.7%
Asahi Glass Co., Ltd.	4,000	24,342
Asahi Group Holdings Ltd.	2,000	48,535
Chiba Bank Ltd.	4,000	23,222
Coca-Cola West Holdings Co., Ltd.	2,100	34,919
Daiichikosho Co., Ltd.	1,600	36,748
Electric Power Development Co., Ltd.	1,200	28,765
Heiwa Corp.	1,300	22,783
Hoya Corp.	1,400	31,716
Idemitsu Kosan Co., Ltd.	400	32,250
IHI Corp.	13,000	28,041
JTEKT Corp.	3,400	26,759
Kaken Pharmaceutical Co., Ltd.	2,000	28,690
KDDI Corp.	7	50,216
KYORIN Holdings, Inc.	1,000	23,124
Marubeni Corp.	4,000	25,830
Mitsui & Co., Ltd.	2,900	40,733
Nihon Kohden Corp.	600	20,403
Nippon Shokubai Co., Ltd.	2,000	22,368
Nippon Telegraph & Telephone Corp.	1,000	46,369
Nissan Motor Co., Ltd.	2,400	22,507
Otsuka Holdings Co., Ltd.	800	24,449
Suruga Bank Ltd.	2,800	32,328
Toshiba TEC Corp.	4,000	16,346
Toyo Suisan Kaisha Ltd.	1,000	24,865
Tsuruha Holdings, Inc.	300	19,576
Zeon Corp.	3,000	24,289

		760,173

Korea (Republic of)—2.6%
KT Corp. ADR	2,200	33,242
POSCO ADR	400	32,600
Shinhan Financial Group Co., Ltd. ADR	300	18,858

		84,700

Netherlands—0.8%
Aalberts Industries NV	1,400	24,000

Schedule of Investments

Allianz NFJ International Value II Fund

August 31, 2012 (unaudited)

	Shares	Value*
Norway—2.5%
Statoil ASA	1,800	$46,025
Yara International ASA	700	34,225

		80,250

Russian Federation—2.2%
Gazprom OAO ADR	3,700	36,034
Lukoil OAO ADR	600	34,092

		70,126

Singapore—1.1%
First Resources Ltd.	9,000	15,040
UOL Group Ltd.	5,000	21,184

		36,224

South Africa—1.6%
MTN Group Ltd. ADR	1,300	24,505
Sasol Ltd. ADR	600	25,992

		50,497

Spain—2.2%
Duro Felguera S.A.	3,400	20,300
Enagas S.A.	800	14,841
Mapfre S.A.	14,200	34,403

		69,544

Sweden—0.7%
Saab AB	1,300	23,146

Switzerland—1.6%
Aryzta AG (b)	300	14,740
Roche Holdings AG	200	36,359

		51,099

Taiwan—0.8%
Advanced Semiconductor Engineering, Inc. ADR	7,295	26,992

Turkey—1.0%
KOC Holding AS ADR	1,575	32,004

United Kingdom—25.5%
Aberdeen Asset Management PLC	3,300	14,612
African Barrick Gold PLC	4,500	31,730
Anglo American PLC	1,000	27,770
AstraZeneca PLC	1,000	46,777
Aviva PLC	6,100	31,616
BAE Systems PLC	5,800	29,322
BP PLC	4,200	29,461
BT Group PLC, Class A	12,500	43,178
Centrica PLC	5,400	28,041
G4S PLC	7,500	30,148
Greene King PLC	3,000	26,542
Imperial Tobacco Group PLC	1,200	46,818
Inchcape PLC	3,700	21,633
Kingfisher PLC	7,400	32,403
Marks & Spencer Group PLC	5,800	32,970
Mondi PLC	3,100	27,299
Old Mutual PLC	14,737	38,926
Reckitt Benckiser Group PLC	600	33,932
Rio Tinto PLC	700	30,561
Royal Dutch Shell PLC, Class A	1,300	45,480
Sage Group PLC	6,700	31,502
Smith & Nephew PLC	3,300	35,024
Tesco PLC	8,200	43,792
Vodafone Group PLC	13,600	39,222
William Hill PLC	4,600	21,908

		820,667

Total Investments (cost—$3,078,049) (a)—98.3%		3,159,400

Other assets less liabilities—1.7%		56,124

Net Assets—100.0%		$3,215,524

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,446,385, representing 76.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	10.4%
Insurance	7.6%
Pharmaceuticals	7.2%
Metals & Mining	6.2%
Diversified Telecommunication Services	4.9%
Chemicals	4.5%
Wireless Telecommunication Services	3.5%
Beverages	3.4%
Commercial Banks	3.3%
Machinery	3.1%
Water Utilities	2.9%
Automobiles	2.4%
Food & Staples Retailing	2.4%
Food Products	2.2%
Diversified Financial Services	2.1%
Trading Companies & Distributors	2.1%
Industrial Conglomerates	2.0%
Media	2.0%
Multi-Utilities	1.8%
Auto Components	1.7%
Health Care Equipment & Supplies	1.7%
Real Estate Management & Development	1.7%
Aerospace & Defense	1.6%
Hotels, Restaurants & Leisure	1.5%
Tobacco	1.5%
Household Products	1.1%
Electronic Equipment, Instruments & Components	1.0%
Multiline Retail	1.0%
Software	1.0%
Specialty Retail	1.0%
Commercial Services & Supplies	0.9%
Independent Power Producers & Energy Traders	0.9%
Building Products	0.8%
Paper & Forest Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Distributors	0.7%
Leisure Equipment & Products	0.7%
Road & Rail	0.7%
Thrifts & Mortgage Finance	0.7%
Capital Markets	0.5%
Electric Utilities	0.5%
Energy Equipment & Services	0.5%
Gas Utilities	0.5%
Office Electronics	0.5%
Other assets less liabilities	1.7%

100.0%

Schedule of Investments

Allianz RCM China Equity Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—95.4%

China—83.0%
Bank of China Ltd., Class H	332,500	$121,381
Beijing Enterprises Holdings Ltd.	11,000	72,935
China Coal Energy Co., Ltd., Class H	41,000	34,276
China Construction Bank Corp., Class H	340,800	224,794
China Everbright International Ltd.	333,000	165,111
China Life Insurance Co., Ltd., Class H	60,500	163,620
China Mobile Ltd.	24,500	262,241
China National Materials Co., Ltd., Class H	123,000	29,803
China Oilfield Services Ltd., Class H	28,000	44,900
China Resources Land Ltd.	26,000	50,445
China Shenhua Energy Co., Ltd., Class H	20,500	75,120
China Telecom Corp. Ltd., Class H	254,000	141,055
China Unicom Hong Kong Ltd.	30,000	47,485
CNOOC Ltd.	113,000	216,415
Comba Telecom Systems Holdings Ltd.	141,600	36,651
CSR Corp. Ltd., Class H	99,000	67,487
Digital China Holdings Ltd.	98,000	158,149
Industrial & Commercial Bank of China, Class H	324,335	177,097
Kunlun Energy Co., Ltd.	36,000	61,831
PetroChina Co., Ltd., Class H	86,000	104,256
Ping An Insurance Group Co., Class H	12,000	87,120
Poly Hong Kong Investments Ltd. (b)	96,000	47,961
Qingling Motors Co., Ltd., Class H	428,000	92,878
Sino-Ocean Land Holdings Ltd.	184,500	83,204
Tencent Holdings Ltd.	5,100	156,189
Tingyi Cayman Islands Holding Corp.	20,000	59,413
Yantai Changyu Pioneer Wine Co., Ltd., Class B	10,546	58,567
Yuexiu Transport Infrastructure Ltd.	84,000	36,614
Zhongsheng Group Holdings Ltd.	30,000	37,887
Zhuzhou CSR Times Electric Co., Ltd., Class H	28,700	69,668
ZTE Corp., Class H	19,160	25,353

		3,009,906

Hong Kong—12.4%
Aeon Stores Hong Kong Co., Ltd.	34,500	95,636
China Communications Construction Co., Ltd., Class H	43,000	33,239
CPMC Holdings Ltd.	148,000	103,474
Focus Media Holding Ltd. ADR	1,724	41,462
Natural Beauty Bio-Technology Ltd.	350,000	49,363
Sa Sa International Holdings Ltd.	130,000	85,172
Wynn Macau Ltd.	18,000	41,735

		450,081

Total Common Stock (cost—$4,002,385)		3,459,987

	Principal Amount (000s)	Value*
Repurchase Agreements—4.4%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $158,000; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $162,000 including accrued interest (cost—$158,000)	$158	$158,000

Total Investments (cost—$4,160,385) (a)—99.8%		3,617,987

Other assets less liabilities—0.2%		7,355

Net Assets—100.0%		$3,625,342

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,322,889, representing 91.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	13.6%
Wireless Telecommunication Services	7.2%
Insurance	6.9%
Diversified Telecommunication Services	5.2%
Real Estate Management & Development	5.0%
Commercial Services & Supplies	4.6%
Electronic Equipment, Instruments & Components	4.4%
Repurchase Agreements	4.4%
Internet Software & Services	4.3%
Specialty Retail	3.4%
Containers & Packaging	2.9%
Machinery	2.7%
Automobiles	2.6%
Multiline Retail	2.6%
Industrial Conglomerates	2.0%
Electrical Equipment	1.9%
Communications Equipment	1.7%
Beverages	1.6%
Food Products	1.6%
Personal Products	1.4%
Energy Equipment & Services	1.2%
Hotels, Restaurants & Leisure	1.2%
Media	1.1%
Transportation Infrastructure	1.0%
Construction & Engineering	0.9%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.5%

Aerospace & Defense—5.5%
BE Aerospace, Inc. (a)	17,200	$692,472
Boeing Co.	25,720	1,836,408

		2,528,880

Beverages—1.8%
PepsiCo, Inc.	11,300	818,459

Biotechnology—4.0%
Amgen, Inc.	10,760	902,979
Celgene Corp. (a)	12,990	935,800

		1,838,779

Capital Markets—4.6%
BlackRock, Inc.	1,690	298,065
Morgan Stanley	18,772	281,580
Northern Trust Corp.	17,749	824,264
SEI Investments Co.	33,230	722,752

		2,126,661

Chemicals—4.8%
Air Products & Chemicals, Inc.	8,480	700,278
Mosaic Co.	17,000	984,470
Rockwood Holdings, Inc. (a)	11,040	522,634

		2,207,382

Commercial Banks—5.1%
PNC Financial Services Group, Inc.	9,981	620,419
U.S. Bancorp	16,520	551,933
Wells Fargo & Co.	34,330	1,168,250

		2,340,602

Communications Equipment—3.1%
Brocade Communications Systems, Inc. (a)	31,500	182,700
QUALCOMM, Inc.	19,940	1,225,512

		1,408,212

Computers & Peripherals—5.1%
Apple, Inc.	1,870	1,243,999
EMC Corp. (a)	41,530	1,091,824

		2,335,823

Diversified Financial Services—1.5%
JPMorgan Chase & Co.	18,705	694,704

Diversified Telecommunication Services—4.5%
AT&T, Inc.	39,203	1,436,398
Verizon Communications, Inc.	14,442	620,139

		2,056,537

Electronic Equipment, Instruments & Components—1.0%
Corning, Inc.	40,140	481,279

Energy Equipment & Services—6.8%
Cameron International Corp. (a)	15,890	869,342
National-Oilwell Varco, Inc.	10,840	854,192

	Shares	Value*
Schlumberger Ltd.	19,400	$1,404,172

		3,127,706

Food Products—1.6%
Archer-Daniels-Midland Co.	27,720	741,510

Health Care Equipment & Supplies—4.8%
Hologic, Inc. (a)	29,420	577,515
St. Jude Medical, Inc.	14,201	536,230
Varian Medical Systems, Inc. (a)	19,017	1,118,009

		2,231,754

Household Products—2.2%
Procter & Gamble Co.	15,110	1,015,241

Industrial Conglomerates—4.3%
General Electric Co.	95,610	1,980,083

Insurance—1.5%
MetLife, Inc.	19,740	673,726

Internet Software & Services—3.1%
Akamai Technologies, Inc. (a)	20,910	784,334
eBay, Inc. (a)	13,230	628,028

		1,412,362

Leisure Equipment & Products—0.1%
Hasbro, Inc.	1,200	45,012

Machinery—2.3%
Caterpillar, Inc.	12,248	1,045,122

Metals & Mining—3.0%
Cliffs Natural Resources, Inc.	8,200	293,888
Freeport-McMoRan Copper & Gold, Inc.	29,750	1,074,273

		1,368,161

Multiline Retail—1.5%
Target Corp.	11,030	706,913

Oil, Gas & Consumable Fuels—8.9%
Apache Corp.	5,150	441,613
Chevron Corp.	7,440	834,470
Exxon Mobil Corp.	21,680	1,892,664
Southwestern Energy Co. (a)	9,593	298,630
Williams Cos., Inc.	20,120	649,272

		4,116,649

Pharmaceuticals—5.5%
Abbott Laboratories	10,080	660,643
Johnson & Johnson	10,530	710,038
Pfizer, Inc.	49,500	1,181,070

		2,551,751

Semiconductors & Semiconductor Equipment—3.0%
Intel Corp.	45,710	1,134,979

Schedule of Investments

Allianz RCM Disciplined Equity Fund

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Marvell Technology Group Ltd.	26,232	$267,042

		1,402,021

Software—7.9%
Activision Blizzard, Inc.	35,410	416,422
Adobe Systems, Inc. (a)	34,261	1,071,341
Autodesk, Inc. (a)	20,359	632,147
Electronic Arts, Inc. (a)	16,870	224,877
Intuit, Inc.	10,830	633,988
Nuance Communications, Inc. (a)	27,160	647,766

		3,626,541

Total Common Stock (cost—$41,003,492)		44,881,870

	Principal Amount (000s)
Repurchase Agreements—2.2%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $1,032,001; collateralized by Federal Home Loan Bank, 5.125%, due 8/14/13, valued at $1,053,994 including accrued interest (cost—$1,032,000)	$1,032	1,032,000

Total Investments (cost—$42,035,492)—99.7%		45,913,870

Other assets less liabilities—0.3%		131,104

Net Assets—100.0%		$46,044,974

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz RCM Global Water Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—97.4%

Austria—5.4%
Andritz AG	115,776	$5,963,179

Brazil—3.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	47,866	4,073,875

China—0.8%
China Everbright International Ltd.	1,882,000	933,150

Finland—1.2%
Kemira Oyj	105,608	1,336,338

France—6.0%
Suez Environnement Co.	253,847	2,842,274
Veolia Environnement S.A.	350,464	3,704,170

		6,546,444

Hong Kong—1.9%
Beijing Enterprises Water Group Ltd.	3,000,000	597,161
Fook Woo Group Holdings Ltd. (a)(c)	944,000	83,374
Guangdong Investment Ltd.	1,834,000	1,357,924

		2,038,459

Israel—3.4%
Israel Chemicals Ltd.	340,000	3,693,623

Netherlands—3.3%
Aalberts Industries NV	105,000	1,799,993
Arcadis NV	86,214	1,800,546

		3,600,539

Sweden—3.5%
Alfa Laval AB	228,022	3,897,170

Switzerland—11.9%
Geberit AG (c)	44,492	9,366,855
Sulzer AG	27,500	3,711,382

		13,078,237

United Kingdom—22.5%
Halma PLC	440,324	2,839,788
Pennon Group PLC	439,540	5,138,462
RPS Group PLC	446,924	1,721,201
Severn Trent PLC	196,430	5,402,266
United Utilities Group PLC	852,192	9,599,771

		24,701,488

United States—33.8%
American Water Works Co., Inc.	250,084	9,220,597
Aqua America, Inc.	121,400	3,035,000
Danaher Corp.	132,415	7,093,471
Franklin Electric Co., Inc.	46,690	2,531,999
Gorman-Rupp Co.	30,000	826,200
IDEX Corp.	82,054	3,270,672
Lindsay Corp.	32,522	2,125,638
Roper Industries, Inc.	9,339	959,956
Tetra Tech, Inc. (c)	77,424	2,008,379
Watts Water Technologies, Inc., Class A	48,568	1,780,017
Xylem, Inc.	174,214	4,231,658

		37,083,587

Total Common Stock (cost—$99,303,249)		106,946,089

	Principal Amount (000s)	Value*
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $1,922,002; collateralized by Federal Home Loan Bank, 5.125%, due 8/14/13, valued at $1,961,163 including accrued interest (cost—$1,922,000)	$1,922	$1,922,000

Total Investments (cost—$101,225,249) (b)—99.2%		108,868,089

Other assets less liabilities—0.8%		881,387

Net Assets—100.0%		$109,749,476

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $83,374, representing 0.1% of net assets.
(b)	Securities with an aggregate value of $65,705,253, representing 59.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Water Utilities	35.0%
Machinery	25.1%
Building Products	8.5%
Industrial Conglomerates	6.5%
Multi-Utilities	6.0%
Chemicals	4.6%
Commercial Services & Supplies	4.3%
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.6%
Repurchase Agreements	1.8%
Construction & Engineering	1.6%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

Allianz RCM International Small-Cap Fund (formerly Allianz AGIC International Growth Opportunities Fund)

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—98.9%

Austria—3.6%
Conwert Immobilien Invest SE	80,840	$883,361
Lenzing AG	17,216	1,491,556
Schoeller-Bleckmann Oilfield Equipment AG	20,751	1,980,100

		4,355,017

China—3.0%
China Everbright International Ltd.	2,901,000	1,438,399
Dah Chong Hong Holdings Ltd.	397,000	361,962
RDA Microelectronics, Inc. ADR (b)	33,705	302,671
Sunny Optical Technology Group Co., Ltd.	2,816,000	1,468,090

		3,571,122

Denmark—2.2%
Christian Hansen Holding A/S	39,832	1,187,450
SimCorp A/S	8,227	1,414,963

		2,602,413

Finland—1.4%
Vacon PLC	35,032	1,674,403

France—3.0%
Sartorius Stedim Biotech	24,456	2,120,367
Virbac S.A.	8,015	1,448,484

		3,568,851

Germany—7.6%
Bechtle AG	24,603	966,538
Delticom AG	18,624	1,229,213
Deutsche Wohnen AG	109,291	1,846,128
Dialog Semiconductor PLC (b)	47,785	1,026,730
Pfeiffer Vacuum Technology AG	18,703	1,855,335
Wirecard AG	101,415	2,167,238

		9,091,182

Hong Kong—3.2%
China Overseas Grand Oceans Group Ltd.	1,757,000	1,680,337
Dah Sing Financial Holdings Ltd.	293,200	990,473
Focus Media Holding Ltd. ADR	29,300	704,665
Ju Teng International Holdings Ltd.	950,000	427,244

		3,802,719

Indonesia—3.7%
Erajaya Swasembada Tbk PT (b)	6,933,000	1,526,685
Gajah Tunggal Tbk PT	2,166,000	551,305
Media Nusantara Citra Tbk PT	3,396,000	758,013
Surya Semesta Internusa Tbk PT	8,532,500	1,049,156
Wijaya Karya Persero Tbk PT	5,170,000	570,414

		4,455,573

Ireland—1.7%
Paddy Power PLC	28,687	2,029,834

	Shares	Value*
Italy—1.1%
Yoox SpA (b)	117,668	$1,374,088

Japan—28.0%
Chiyoda Co., Ltd.	88,600	2,274,526
Credit Saison Co., Ltd.	94,100	2,211,584
CyberAgent, Inc.	507	1,037,932
Denki Kogyo Co., Ltd.	241,000	954,728
Doshisha Co., Ltd.	72,100	2,140,030
FP Corp.	25,700	1,913,766
Hitachi Koki Co., Ltd.	207,200	1,545,316
Lasertec Corp.	50,000	993,165
Message Co., Ltd.	208	717,762
Nippon Shokubai Co., Ltd.	175,000	1,957,231
Nissin Electric Co., Ltd.	237,000	1,601,521
Park24 Co., Ltd.	136,000	2,249,216
Rohto Pharmaceutical Co., Ltd.	155,000	2,249,719
Sintokogio Ltd.	109,800	870,739
Suruga Bank Ltd.	176,000	2,032,029
Tadano Ltd.	259,000	1,801,280
Taiheiyo Cement Corp.	631,000	1,366,554
Tatsuta Electric Wire and Cable Co., Ltd.	253,000	1,938,894
Tokyo Ohka Kogyo Co., Ltd.	84,100	1,892,942
Toshiba Plant Systems & Services Corp.	102,000	1,215,554
Zenrin Co., Ltd.	49,000	554,691

		33,519,179

Korea (Republic of)—2.5%
Fila Korea Ltd.	15,380	1,030,042
Nexen Tire Corp.	55,790	962,907
Partron Co Ltd.	94,000	953,612

		2,946,561

Malaysia—0.8%
Gamuda Bhd	835,600	922,506

Netherlands—3.6%
Nutreco NV	22,573	1,652,556
Royal Imtech NV	73,274	1,897,475
Unit 4 NV	29,082	721,141

		4,271,172

Norway—5.3%
Prosafe SE	240,013	1,832,763
Schibsted ASA	72,708	2,597,482
TGS Nopec Geophysical Co. ASA	65,718	1,923,114

		6,353,359

Philippines—1.6%
Alliance Global Group, Inc.	4,598,100	1,289,685
Robinsons Land Corp.	1,327,800	588,148

		1,877,833

Schedule of Investments

Allianz RCM International Small-Cap Fund (formerly Allianz AGIC International Growth Opportunities Fund)

August 31, 2012 (unaudited) (continued)

	Shares	Value*
Sweden—8.3%
Axis Communications AB	63,024	$1,505,502
Betsson AB (b)	55,227	1,632,424
Elekta AB, Class B	30,471	1,551,348
Hufvudstaden AB, Ser. A	144,808	1,775,916
Nibe Industrier AB, Class B	129,790	2,075,206
Wallenstam AB, Ser. B	124,724	1,359,730

		9,900,126

Switzerland—6.4%
Aryzta AG (b)	24,050	1,162,965
Dufry AG (b)	19,489	2,375,848
Interroll Holding AG (b)	6,057	2,141,236
Swissquote Group Holding S.A. (b)	26,919	773,988
Vetropack Holding AG	710	1,261,297

		7,715,334

Thailand—0.9%
Major Cineplex Group PCL (c)	2,032,500	1,115,835

United Kingdom—11.0%
Abcam PLC	166,796	1,079,272
Aveva Group PLC	44,806	1,320,041
Croda International PLC	52,791	1,973,070
Hikma Pharmaceuticals PLC	157,346	1,825,484
Restaurant Group PLC	410,024	2,144,857
Rotork PLC	78,199	2,725,817
Spirax-Sarco Engineering PLC	64,663	2,021,669

		13,090,210

Total Common Stock (cost—$108,705,528)		118,237,317

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $1,185,001; collateralized by Fannie Mae, 1.00%, due 9/23/13, valued at $1,209,938 including accrued interest (cost—$1,185,000)	$1,185	1,185,000

Total Investments (cost—$109,890,528) (a)—99.9%		119,422,317

Other assets less liabilities—0.1%		83,167

Net Assets—100.0%		$119,505,484

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $109,100,257, representing 91.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Security with a value of $1,115,835, representing 0.9% of net assets.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentge of net assets as of August 31, 2012 were as follows:

Machinery	10.8%
Chemicals	7.1%
Real Estate Management & Development	6.8%
Media	5.7%
Hotels, Restaurants & Leisure	4.9%
Specialty Retail	4.9%
Energy Equipment & Services	4.8%
Construction & Engineering	4.7%
Pharmaceuticals	4.6%
Electrical Equipment	4.4%
Commercial Services & Supplies	3.1%
Health Care Equipment & Supplies	3.1%
Software	2.9%
Containers & Packaging	2.7%
IT Services	2.6%
Commercial Banks	2.5%
Electronic Equipment, Instruments & Components	2.4%
Food Products	2.4%
Communications Equipment	2.1%
Distributors	2.1%
Consumer Finance	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Building Products	1.7%
Auto Components	1.3%
Leisure Equipment & Products	1.2%
Construction Materials	1.1%
Industrial Conglomerates	1.1%
Internet & Catalog Retail	1.1%
Repurchase Agreements	1.0%
Biotechnology	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Capital Markets	0.6%
Health Care Providers & Services	0.6%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

RCM Redwood Fund

August 31, 2012 (unaudited)

	Shares	Value*
COMMON STOCK—86.0%

Aerospace & Defense—0.5%
Boeing Co. (a)	700	$49,980

Airlines—0.8%
United Continental Holdings, Inc. (a)(b)	4,000	73,800

Automobiles—1.3%
Ford Motor Co. (a)	13,200	123,288

Chemicals—3.6%
Dow Chemical Co. (a)	6,100	178,791
Potash Corp. of Saskatchewan, Inc. (a)	4,300	176,601

		355,392

Commercial Banks—2.1%
Comerica, Inc. (a)	6,500	199,615

Communications Equipment—0.7%
Juniper Networks, Inc. (a)(b)	3,700	64,528

Computers & Peripherals—10.7%
Apple, Inc. (a)	900	598,716
NetApp, Inc. (a)(b)	3,900	134,628
SanDisk Corp. (a)(b)	2,900	119,538
Western Digital Corp. (a)(b)	4,500	188,190

		1,041,072

Diversified Financial Services—3.9%
Citigroup, Inc. (a)	5,600	166,376
JPMorgan Chase & Co. (a)	5,800	215,412

		381,788

Energy Equipment & Services—4.4%
Cameron International Corp. (a)(b)	4,000	218,840
Transocean Ltd. (a)	4,300	210,829

		429,669

Food & Staples Retailing—4.0%
Walgreen Co. (a)	7,000	250,320
Whole Foods Market, Inc. (a)	1,500	145,125

		395,445

Health Care Equipment & Supplies—2.0%
Baxter International, Inc. (a)	3,400	199,512

Health Care Providers & Services—9.2%
Aetna, Inc. (a)	6,500	249,665
Express Scripts Holding Co. (a)(b)	3,600	225,432
HCA Holdings, Inc. (a)	9,700	276,935
UnitedHealth Group, Inc. (a)	2,700	146,610

		898,642

Hotels, Restaurants & Leisure—5.5%
Carnival Corp., UNIT (a)	5,600	194,208

	Shares	Value*
Las Vegas Sands Corp. (a)	8,100	$343,359

		537,567

Industrial Conglomerates—2.2%
Danaher Corp. (a)	4,100	219,637

Machinery—1.5%
Eaton Corp. (a)	3,200	143,104

Media—2.9%
CBS Corp., Class B (a)	7,800	283,452

Metals & Mining—3.3%
Freeport-McMoRan Copper & Gold, Inc. (a)	4,300	155,273
U.S. Steel Corp. (a)	8,400	163,380

		318,653

Oil, Gas & Consumable Fuels—5.3%
Consol Energy, Inc. (a)	2,900	87,580
EOG Resources, Inc. (a)	900	97,470
Southwestern Energy Co. (a)(b)	5,100	158,763
Suncor Energy, Inc. (a)	5,700	178,296

		522,109

Paper & Forest Products—2.6%
International Paper Co. (a)	7,500	259,200

Personal Products—3.0%
Avon Products, Inc. (a)	5,300	81,885
Estee Lauder Cos., Inc., Class A (a)	3,600	215,820

		297,705

Semiconductors & Semiconductor Equipment—3.9%
Broadcom Corp., Class A (a)(b)	4,000	142,120
Intel Corp. (a)	4,800	119,184
Marvell Technology Group Ltd. (a)	11,900	121,142

		382,446

Software—7.9%
Citrix Systems, Inc. (a)(b)	2,100	163,149
Microsoft Corp. (a)	8,200	252,724
Oracle Corp. (a)	11,300	357,645

		773,518

Specialty Retail—1.4%
Abercrombie & Fitch Co., Class A (a)	1,500	53,985
Tiffany & Co. (a)	1,400	86,730

		140,715

Textiles, Apparel & Luxury Goods—3.3%
Coach, Inc. (a)	3,500	203,455
Deckers Outdoor Corp. (a)(b)	2,400	118,848

		322,303

Total Common Stock (cost—$8,248,940)		8,413,140

Schedule of Investments

RCM Redwood Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—32.6%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $3,186,004; collateralized by Fannie Mae, 4.625%, due 10/15/13, valued at $3,251,611 including accrued interest (cost—$3,186,000)	$3,186	$3,186,000

Total Investments, before options written (cost—$11,434,940)—118.6%		11,599,140

	Contracts
OPTIONS WRITTEN (b)—(18.1)%

Call Options—(17.8)%
Abercrombie & Fitch Co. (CBOE),
strike price $38, expires 1/19/13	15	(4,875)
Aetna, Inc. (CBOE),
strike price $40, expires 1/19/13	65	(13,520)
Apple, Inc. (CBOE),
strike price $450, expires 1/19/13	9	(196,245)
Avon Products, Inc. (CBOE),
strike price $15, expires 10/20/12	53	(6,360)
Baxter International, Inc. (CBOE),
strike price $50, expires 1/19/13	34	(30,515)
Boeing Co. (CBOE),
strike price $55, expires 1/19/13	7	(11,900)
Broadcom Corp. (CBOE),
strike price $30, expires 1/19/13	40	(27,000)
Cameron International Corp. (CBOE),
strike price $38, expires 1/19/13	40	(66,000)
Carnival Corp. (CBOE),
strike price $30, expires 1/19/13	56	(30,800)
CBS Corp. (CBOE),
strike price $25, expires 1/18/14	78	(98,280)
Citigroup, Inc. (CBOE),
strike price $30, expires 1/19/13	56	(15,736)
Citrix Systems, Inc. (CBOE),
strike price $55, expires 1/19/13	21	(50,190)
Coach, Inc. (CBOE),
strike price $50, expires 1/19/13	35	(33,950)
Comerica, Inc. (CBOE),
strike price $25, expires 1/19/13	65	(39,488)
Consol Energy, Inc. (CBOE),
strike price $30, expires 1/19/13	29	(10,440)
Danaher Corp. (CBOE),
strike price $40, expires 1/19/13	41	(57,195)

	Contracts	Value*
Deckers Outdoor Corp. (CBOE),
strike price $65, expires 1/19/13	24	$(3,600)
Dow Chemical Co. (CBOE),
strike price $23, expires 1/19/13	61	(40,565)
Eaton Corp. (CBOE),
strike price $37.50, expires 1/19/13	32	(25,600)
EOG Resources, Inc. (CBOE),
strike price $85, expires 1/19/13	9	(23,288)
Estee Lauder Cos. (CBOE),
strike price $48.75, expires 1/19/13	36	(42,840)
Express Scripts Holding Co. (CBOE),
strike price $52.50, expires 2/16/13	36	(41,940)
Ford Motor Co. (CBOE),
strike price $10, expires 1/19/13	132	(4,884)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $23, expires 1/19/13	43	(57,190)
HCA Holdings, Inc. (CBOE),
strike price $23, expires 1/19/13	97	(62,080)
Intel Corp. (CBOE),
strike price $22.50, expires 1/19/13	48	(13,872)
International Paper Co. (CBOE),
strike price $25, expires 1/19/13	75	(73,125)
JPMorgan Chase & Co. (CBOE),
strike price $28, expires 9/22/12	30	(27,600)
strike price $28, expires 1/19/13	28	(26,390)
Juniper Networks, Inc. (CBOE),
strike price $17.50, expires 1/19/13	37	(7,141)
Las Vegas Sands Corp. (CBOE),
strike price $38, expires 1/19/13	81	(53,055)
Marvell Technology Group Ltd. (CBOE),
strike price $12.50, expires 1/19/13	119	(3,451)
Microsoft Corp. (CBOE),
strike price $26, expires 4/20/13	82	(45,920)
NetApp, Inc. (CBOE),
strike price $30, expires 1/19/13	39	(24,277)
Oracle Corp. (CBOE),
strike price $23, expires 1/19/13	70	(62,300)
strike price $25, expires 1/19/13	43	(30,315)
Potash Corp. of Saskatchewan, Inc. (CBOE),
strike price $40, expires 9/22/12	43	(7,224)
Sandisk Corp. (CBOE),
strike price $29, expires 1/19/13	29	(37,192)
Southwestern Energy Co. (CBOE),
strike price $24, expires 12/22/12	51	(40,800)
Suncor Energy, Inc. (CBOE),
strike price $28, expires 1/19/13	57	(26,505)
Tiffany & Co. (CBOE),
strike price $50, expires 1/19/13	14	(18,095)

Schedule of Investments

RCM Redwood Fund

August 31, 2012 (unaudited) (continued)

	Contracts	Value*
Transocean Ltd. (CBOE),
strike price $35, expires 1/19/13	43	$(61,812)
U.S. Steel Corp. (CBOE),
strike price $21, expires 1/19/13	84	(14,784)
United Continental Holdings, Inc. (CBOE),
strike price $15, expires 1/19/13	40	(17,900)
UnitedHealth Group, Inc. (CBOE),
strike price $47, expires 1/19/13	27	(23,355)
Walgreen Co. (CBOE),
strike price $31, expires 1/19/13	70	(37,275)
Western Digital Corp. (CBOE),
strike price $30, expires 1/19/13	45	(57,038)
Whole Foods Market, Inc. (CBOE),
strike price $72.50, expires 1/19/13	15	(37,950)

		(1,741,857)

Put Options—(0.3)%
American Express Co. (CBOE),
strike price $47, expires 1/19/13	76	(5,700)
Caterpillar, Inc. (CBOE),
strike price $75, expires 1/19/13	33	(10,065)
Google, Inc. (CBOE),
strike price $500, expires 1/19/13	9	(3,510)
Hasbro, Inc. (CBOE),
strike price $32.50, expires 1/19/13	47	(3,407)
Pfizer, Inc. (CBOE),
strike price $19, expires 3/16/13	153	(5,049)
St. Jude Medical, Inc. (CBOE),
strike price $35, expires 10/20/12	43	(2,795)

		(30,526)

Total Options Written (premiums received—$2,127,197)		(1,772,383)

Total Investments, net of options written (cost—$9,307,743)—100.5%		9,826,757

Other liabilities in excess of other assets—(0.5)%		(44,605)

Net Assets—100.0%		$9,782,152

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together

Schedule of Investments

RCM Redwood Fund

August 31, 2012 (unaudited) (continued)

Other Investments:

Allianz RCM Redwood Fund

Transactions in options written for the nine months ended August 31, 2012:

	Contracts	Premiums
Options outstanding, November 30, 2011	3,457	$2,616,595
Options written	4,999	3,539,198
Options terminated in closing transactions	(4,789)	(3,522,809)
Options exercised	(830)	(465,920)
Options expired	(192)	(39,867)

Options outstanding, August 31, 2012	2,645	$2,127,197

Schedule of Investments

Allianz RCM Short Duration High Income Fund

August 31, 2012 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES—74.5%

Apparel & Textiles—0.4%
Hanesbrands, Inc. (e),
4.113%, 12/15/14	$501	$501,944

Auto Components—1.8%
American Axle & Manufacturing, Inc.,
5.25%, 2/11/14	792	821,700
7.875%, 3/1/17	1,180	1,228,675

		2,050,375

Chemicals—1.0%
NOVA Chemicals Corp. (e),
3.855%, 11/15/13	1,125	1,129,275

Commercial Services—10.0%
ARAMARK Corp.,
8.50%, 2/1/15	1,607	1,649,200
Avis Budget Car Rental LLC,
2.935%, 5/15/14 (e),	2,035	2,037,544
7.75%, 5/15/16	1,320	1,361,263
Corrections Corp. of America,
6.75%, 1/31/14	8	8,036
7.75%, 6/1/17	3,450	3,738,937
National Money Mart Co.,
10.375%, 12/15/16	927	1,039,399
UR Merger Sub Corp. (a)(c),
5.75%, 7/15/18	1,570	1,664,200

		11,498,579

Consumer Products—1.7%
Jarden Corp.,
8.00%, 5/1/16	825	889,969
Prestige Brands, Inc.,
8.25%, 4/1/18	1,000	1,102,500

		1,992,469

Containers & Packaging—2.4%
Ball Corp.,
7.125%, 9/1/16	455	495,950
Crown Americas LLC,
7.625%, 5/15/17	215	232,200
Plastipak Holdings, Inc. (a)(c),
8.50%, 12/15/15	975	1,009,125
Sealed Air Corp.,
7.875%, 6/15/17	980	1,060,850

		2,798,125

Electrical Equipment—1.0%
General Cable Corp. (e),
2.836%, 4/1/15	1,162	1,095,185

	Principal Amount (000s)	Value*

Financial Services—17.2%
Ally Financial, Inc.,
4.50%, 2/11/14	$1,250	$1,289,062
4.625%, 6/26/15	2,500	2,567,338
CIT Group, Inc.,
4.25%, 8/15/17	1,540	1,563,681
4.75%, 2/15/15 (a)(c),	1,190	1,242,062
CNH Capital LLC (a)(c),
6.25%, 11/1/16	2,000	2,180,000
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,353,468
General Motors Financial Co., Inc. (a)(c),
4.75%, 8/15/17	4,480	4,515,903
International Lease Finance Corp.,
4.875%, 4/1/15	1,500	1,545,000
5.65%, 6/1/14	750	780,000
6.375%, 3/25/13	250	256,250
6.625%, 11/15/13	1,467	1,540,350
SLM Corp.,
5.00%, 4/15/15	175	183,330
5.375%, 5/15/14	250	262,431
6.00%, 1/25/17	500	531,250

		19,810,125

Food & Beverage—0.4%
Constellation Brands, Inc.,
8.375%, 12/15/14	73	83,403
Stater Bros. Holdings, Inc.,
7.75%, 4/15/15	376	387,045

		470,448

Healthcare & Hospitals—4.4%
HCA, Inc.,
6.25%, 2/15/13	195	199,875
6.50%, 2/15/16	1,775	1,925,875
6.75%, 7/15/13	475	495,781
7.19%, 11/15/15	880	954,800
9.875%, 2/15/17	323	350,455
Health Management Associates, Inc.,
6.125%, 4/15/16	1,050	1,139,250

		5,066,036

Holding Companies—0.9%
Leucadia National Corp.,
8.125%, 9/15/15	860	973,950

Hotels/Gaming—5.2%
MGM Resorts International,
5.875%, 2/27/14	701	732,545
6.625%, 7/15/15	3,619	3,790,903
6.75%, 4/1/13	425	437,219
6.875%, 4/1/16	300	309,000

Schedule of Investments

Allianz RCM Short Duration High Income Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Wynn Las Vegas LLC,
7.875%, 11/1/17	$650	$715,000

		5,984,667

Leisure—0.4%
Royal Caribbean Cruises Ltd.,
7.00%, 6/15/13	250	259,375
7.25%, 6/15/16	230	254,725

		514,100

Machinery—0.1%
Case New Holland, Inc.,
7.75%, 9/1/13	150	158,625

Metals & Mining—1.6%
FMG Resources (August 2006) Pty Ltd. (a)(c),
7.00%, 11/1/15	1,820	1,797,250

Multi-Media—7.0%
CCO Holdings LLC,
7.25%, 10/30/17	1,000	1,100,000
Cequel Communications Holdings I LLC (a)(c),
8.625%, 11/15/17	1,750	1,887,813
DISH DBS Corp.,
4.625%, 7/15/17 (a)(c),	2,675	2,715,125
6.625%, 10/1/14	65	70,444
7.00%, 10/1/13	175	185,281
Quebecor Media, Inc.,
7.75%, 3/15/16	1,047	1,082,336
Sinclair Television Group, Inc. (a)(c),
9.25%, 11/1/17	895	1,000,162

		8,041,161

Oil & Gas—2.7%
Chesapeake Energy Corp.,
7.625%, 7/15/13	1,085	1,128,400
Regency Energy Partners L.P.,
9.375%, 6/1/16	330	364,650
Targa Resources Partners L.P.,
8.25%, 7/1/16	1,560	1,634,100

		3,127,150

Pharmaceuticals—1.2%
Valeant Pharmaceuticals International (a)(c),
6.50%, 7/15/16	1,350	1,431,000

Real Estate Investment Trust—2.1%
Felcor Lodging L.P.,
10.00%, 10/1/14	584	673,060
Host Hotels & Resorts L.P.,
6.375%, 3/15/15	321	324,412
6.75%, 6/1/16	1,350	1,393,875

		2,391,347

	Principal Amount (000s)	Value*
Retail—0.1%
Limited Brands, Inc.,
5.25%, 11/1/14	$125	$134,062
QVC, Inc. (a)(c),
7.125%, 4/15/17	30	31,737

		165,799

Technology—2.0%
First Data Corp.,
9.875%, 9/24/15	2,235	2,290,875

Telecommunications—7.7%
CC Holdings GS V LLC (a)(c),
7.75%, 5/1/17	1,490	1,609,200
Cricket Communications, Inc.,
7.75%, 5/15/16	2,047	2,169,820
Crown Castle International Corp.,
9.00%, 1/15/15	420	456,225
Intelsat S.A.,
6.50%, 11/1/13	106	109,975
Nextel Communications, Inc.,
5.95%, 3/15/14	1,015	1,022,612
Qwest Communications International, Inc.,
8.00%, 10/1/15	255	267,336
Sprint Nextel Corp.,
6.00%, 12/1/16	3,200	3,280,000

		8,915,168

Utilities—3.2%
AES Corp.,
7.75%, 3/1/14	200	218,500
7.75%, 10/15/15	300	340,500
CMS Energy Corp.,
2.75%, 5/15/14	250	254,441
DPL, Inc. (a)(c),
6.50%, 10/15/16	430	475,150
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	300	337,500
Sabine Pass LNG L.P.,
7.50%, 11/30/16	1,885	2,026,375

		3,652,466

Total Corporate Bonds & Notes (cost—$84,785,909)		85,856,119

SENIOR LOANS (a)(b)—9.2%
Energy—0.9%
Energy Transfer Equity, L.P., Term B,
3.75%, 3/26/17	1,000	989,531

Schedule of Investments

Allianz RCM Short Duration High Income Fund

August 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*
Financial Services—1.3%
Capital Automotive L.P., Term B,
5.25%, 3/11/17	$478	$481,774
5.25%, 3/11/17 (d),	1,000	1,003,750

		1,485,524

Leisure—0.9%
AMC Entertainment, Inc., Term B2,
3.484%, 12/15/16	1,000	1,002,083

Technology—0.2%
First Data Corp., Term B1,
2.987%, 9/24/14	287	283,774

Telecommunications—5.9%
Asurion LLC,
5.50%, 5/24/18 (d),	500	502,500
5.50%, 5/24/18	2,494	2,504,024
Intelsat Jackson Holdings Ltd.,
3.239%, 2/1/14	2,000	1,978,000
Univision Communications, Inc.,
4.482%, 3/31/17	899	871,471
4.482%, 3/31/17 (d),	1,000	970,000

		6,825,995

Total Senior Loans (cost—$10,530,675)		10,586,907

CONVERTIBLE BONDS—2.9%

Containers & Packaging—2.1%
Owens-Brockway Glass Container, Inc. (a)(c),
3.00%, 6/1/15	2,400	2,358,000

Energy—0.8%
Alpha Appalachia Holdings, Inc.,
3.25%, 8/1/15	1,040	938,600

Total Convertible Bonds (cost—$3,306,870)		3,296,600

Repurchase Agreements—12.5%
State Street Bank & Trust Co., dated 8/31/12, 0.01%, due 9/4/12, proceeds $14,402,016; collateralized by U.S. Treasury Notes, 0.25%, due 7/15/15, valued at $14,693,175 including accrued interest (cost—$14,402,000)	14,402	14,402,000

Value*
Total Investments (cost—$113,025,454)—99.1%	$114,141,626

Other assets less liabilities—0.9%	1,073,511

Net Assets—100.0%	$115,215,137

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $34,841,134, representing 30.2% of total net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2012.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Delayed-delivery. Delivered after August 31, 2012.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on August 31, 2012.

Glossary:

LIBOR—London Inter-Bank Offered Rate

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing price instead of the last reported sales price. Securities purchased on a delayed- delivery basis are marked to market daily until settlement at the forward settlement date. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers (including sub-sub-advisers), Allianz Global Investors Capital LLC, Allianz Global Investors Solutions LLC, Caywood-Scholl Capital Management LLC, NFJ Investment Group LLC, RCM Asia Pacific Limited, RCM Capital Management LLC and Allianz Global Investors Europe GmbH each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Funds’ Valuation Committee was established to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continual appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the period or nine months ended August 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2015:
Investments in Securities - Assets
Allianz Funds	$1,547,863	—	—	$1,547,863
Allianz Funds Multi-Strategy Trust	1,081,630	—	—	1,081,630
Exchange-Traded Funds	1,209,198	—	—	1,209,198
Other Mutual Funds	573,553	—	—	573,553
PIMCO Funds	6,475,871	—	—	6,475,871

Total Investments	$10,888,115	—	—	$10,888,115

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2020:
Investments in Securities - Assets
Allianz Funds	$1,240,566	—	—	$1,240,566
Allianz Funds Multi-Strategy Trust	936,018	—	—	936,018
Exchange-Traded Funds	695,635	—	—	695,635
Other Mutual Funds	403,228	—	—	403,228
PIMCO Funds	4,372,875	—	—	4,372,875

Total Investments	$7,648,322	—	—	$7,648,322

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2025:
Investments in Securities - Assets
Allianz Funds	$741,586	—	—	$741,586
Allianz Funds Multi-Strategy Trust	578,426	—	—	578,426
Exchange-Traded Funds	289,959	—	—	289,959
Other Mutual Funds	215,971	—	—	215,971
PIMCO Funds	2,267,173	—	—	2,267,173

Total Investments	$4,093,115	—	—	$4,093,115

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2030:
Investments in Securities - Assets
Allianz Funds	$2,315,869	—	—	$2,315,869
Allianz Funds Multi-Strategy Trust	1,593,118	—	—	1,593,118
Exchange-Traded Funds	282,014	—	—	282,014
Other Mutual Funds	583,622	—	—	583,622
PIMCO Funds	4,523,230	—	—	4,523,230
Repurchase Agreements	—	$111,000	—	111,000

Total Investments	$9,297,853	$111,000	—	$9,408,853

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2035:
Investments in Securities - Assets
Allianz Funds	$1,126,956	—	—	$1,126,956
Allianz Funds Multi-Strategy Trust	696,733	—	—	696,733
Exchange-Traded Funds	36,031	—	—	36,031
Other Mutual Funds	249,646	—	—	249,646
PIMCO Funds	1,545,522	—	—	1,545,522

Total Investments	$3,654,888	—	—	$3,654,888

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2040:
Investments in Securities - Assets
Allianz Funds	$2,771,694	—	—	$2,771,694
Allianz Funds Multi-Strategy Trust	1,549,565	—	—	1,549,565
Exchange-Traded Funds	107,961	—	—	107,961
Other Mutual Funds	547,593	—	—	547,593
PIMCO Funds	2,433,667	—	—	2,433,667

Total Investments	$7,410,480	—	—	$7,410,480

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2045:
Investments in Securities - Assets
Allianz Funds	$1,406,518	—	—	$1,406,518
Allianz Funds Multi-Strategy Trust	805,405	—	—	805,405
Exchange-Traded Funds	54,998	—	—	54,998
Other Mutual Funds	261,570	—	—	261,570
PIMCO Funds	1,046,770	—	—	1,046,770

Total Investments	$3,575,261	—	—	$3,575,261

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2050:
Investments in Securities - Assets
Allianz Funds	$2,739,218	—	—	$2,739,218
Allianz Funds Multi-Strategy Trust	1,566,672	—	—	1,566,672
Exchange-Traded Funds	106,058	—	—	106,058
Other Mutual Funds	398,902	—	—	398,902
PIMCO Funds	1,669,550	—	—	1,669,550
Repurchase Agreements	—	$100,000	—	100,000

Total Investments	$6,480,400	$100,000	—	$6,580,400

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions 2055:
Investments in Securities - Assets
Allianz Funds	$1,451,235	—	—	$1,451,235
Allianz Funds Multi-Strategy Trust	826,777	—	—	826,777
Exchange-Traded Funds	55,326	—	—	55,326
Other Mutual Funds	209,969	—	—	209,969
PIMCO Funds	893,918	—	—	893,918

Total Investments	$3,437,225	—	—	$3,437,225

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions Global Allocation:
Investments in Securities - Assets
Allianz Funds	$68,258,312	—	—	$68,258,312
Allianz Funds Multi-Strategy Trust	39,586,858	—	—	39,586,858
Exchange-Traded Funds	6,520,966	—	—	6,520,966
Other Mutual Funds	13,916,274	—	—	13,916,274
PIMCO Funds	80,038,709	—	—	80,038,709
Repurchase Agreements	—	$663,000	—	663,000

Total Investments	$208,321,119	$663,000	—	$208,984,119

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions Global Growth Allocation:
Investments in Securities - Assets
Allianz Funds	$3,738,274	—	—	$3,738,274
Allianz Funds Multi-Strategy Trust	1,947,400	—	—	1,947,400
Exchange-Traded Funds	120,956	—	—	120,956
Other Mutual Funds	469,962	—	—	469,962
PIMCO Funds	1,302,599	—	—	1,302,599

Total Investments	$7,579,191	—	—	$7,579,191

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGI Solutions Retirement Income:
Investments in Securities - Assets
Allianz Funds	$2,715,813	—	—	$2,715,813
Allianz Funds Multi-Strategy Trust	2,190,172	—	—	2,190,172
Exchange-Traded Funds	2,334,739	—	—	2,334,739
Other Mutual Funds	1,106,018	—	—	1,106,018
PIMCO Funds	12,544,017	—	—	12,544,017
Repurchase Agreements	—	$132,000	—	132,000

Total Investments	$20,890,759	$132,000	—	$21,022,759

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds	—	$787,219,735	—	$787,219,735
Convertible Preferred Stock:
Financial Services	$39,478,807	12,490,013	—	51,968,820
Road/Rail	—	3,009,573	—	3,009,573
All Other	39,250,238	—	—	39,250,238
Repurchase Agreements	—	19,394,000	—	19,394,000

Total Investments in Securities	$78,729,045	$822,113,321	—	$900,842,366

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGIC Focused Opportunity:
Investments in Securities - Assets
Common Stock	$3,602,864	—	—	$3,602,864

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGIC Global Managed Volatility:
Investments in Securities - Assets
Common Stock:
China	—	$1,219,015	—	$1,219,015
Hong Kong	—	973,222	—	973,222
Japan	—	2,612,214	—	2,612,214
New Zealand	—	32,676	—	32,676
Switzerland	—	126,359	—	126,359
United Kingdom	—	214,163	—	214,163
All Other	$7,302,523	—	—	7,302,523
Repurchase Agreements	—	285,000	—	285,000

Total Investments	$7,302,523	$5,462,649	—	$12,765,172

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes	—	$283,870,802	—	$283,870,802
Repurchase Agreements	—	6,030,000	—	6,030,000

Total Investments	—	$289,900,802	—	$289,900,802

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/12
AGIC Micro Cap:
Investments in Securities - Assets
Common Stock	$26,699,702	—	—		$26,699,702
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$212,000	—		212,000

Total Investments	$26,699,702	$212,000	—	†	$26,911,702

† Security is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/12
AGIC Ultra Micro Cap:
Investments in Securities - Assets
Common Stock	$14,114,699	—	—		$14,114,699
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$267,000	—		267,000

Total Investments in Securities - Assets	$14,114,699	$267,000	—	†	$14,381,699

† Security is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/12
AGIC U.S. Emerging Growth:
Investments in Securities - Assets
Common Stock	$20,283,149	—	—		$20,283,149
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	$809,000	—		809,000

Total Investments	$20,283,149	$809,000	—	†	$21,092,149

† Security is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/12
F&T Behavioral Advantage Large Cap:
Investments in Securities - Assets
Common Stock	$13,496,079	—	—		$13,496,079
Rights	—	—	—	†	—	†

Total Investments	$13,496,079	—	—	†	$13,496,079

† Security is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/12
NFJ Global Dividend Value:
Investments in Securities - Assets
Common Stock:
Australia	—	$881,973	—		$881,973
France	—	2,753,691	—		2,753,691
Germany	—	1,933,894	—		1,933,894
Hong Kong	—	1,654,582	—		1,654,582
Japan	—	3,320,222	—		3,320,222
Korea (Republic of)	—	2,586,092	—		2,586,092
Spain	—	1,018,575	—		1,018,575
Switzerland	—	1,794,440	—		1,794,440
United Kingdom	$923,657	4,560,542	—		5,484,199
All Other	22,657,344	—	—		22,657,344
Repurchase Agreements	—	918,000	—		918,000

Total Investments in Securities - Assets	$23,581,001	$21,422,011	—		$45,003,012

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
NFJ International Small-Cap Value:
Investments in Securities - Assets
Common Stock:
Brazil	$34,044	—	—	$34,044
Canada	311,948	—	—	311,948
Chile	17,990	—	—	17,990
France	21,542	$118,093	—	139,635
Ireland	42,086	68,933	—	111,019
Panama	23,166	—	—	23,166
United States	24,786	—	—	24,786
All Other	—	2,570,614	—	2,570,614
Preferred Stock:
Germany	—	52,132	—	52,132
Rights:
Australia	—	—	$63	63

Total Investments	$475,562	$2,809,772	$63	$3,285,397

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
NFJ International Value II:
Investments in Securities - Assets
Common Stock:
Argentina	$33,480	—	—	$33,480
Brazil	90,354	—	—	90,354
Canada	239,138	—	—	239,138
India	31,680	—	—	31,680
Israel	54,044	—	—	54,044
Korea (Republic of)	84,700	—	—	84,700
Russian Federation	70,126	—	—	70,126
South Africa	50,497	—	—	50,497
Taiwan	26,992	—	—	26,992
Turkey	32,004	—	—	32,004
All Other	—	$2,446,385	—	2,446,385

Total Investments	$713,015	$2,446,385	—	$3,159,400

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM China Equity:
Investments in Securities - Assets
Common Stock:
China	—	$3,009,906	—	$3,009,906
Hong Kong	$137,098	312,983	—	450,081
Repurchase Agreements	—	158,000	—	158,000

Total Investments in Securities - Assets	$137,098	$3,480,889	—	$3,617,987

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM Disciplined Equity:
Investments in Securities - Assets
Common Stock	$44,881,870	—	—	$44,881,870
Repurchase Agreements	—	$1,032,000	—	1,032,000

Total Investments in Securities - Assets	$44,881,870	$1,032,000	—	$45,913,870

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM Global Water:
Investments in Securities - Assets
Common Stock:
Brazil	$4,073,875	—	—	$4,073,875
Hong Kong	—	1,955,085	$83,374	2,038,459
United States	37,083,587	—	—	37,083,587
All Other	—	63,750,168	—	63,750,168
Repurchase Agreements	—	1,922,000	—	1,922,000

Total Investments	$41,157,462	$67,627,253	$83,374	$108,868,089

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM International Small-Cap:
Investments in Securities - Assets
Common Stock:
China	$302,671	$3,268,451	—	$3,571,122
Finland	1,674,403	—	—	1,674,403
Hong Kong	704,665	3,098,054	—	3,802,719
Switzerland	5,339,486	2,375,848	—	7,715,334
Thailand	—	—	1,115,835	1,115,835
All Other	—	100,357,904	—	100,357,904
Repurchase Agreements	—	1,185,000	—	1,185,000

Total Investments	$8,021,225	$110,285,257	1,115,835	$119,422,317

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM Redwood:
Investments in Securities - Assets
Common Stock	$8,413,140	—	—	$8,413,140
Repurchase Agreements	—	$3,186,000	—	3,186,000

Total Investments in Securities - Assets	$8,413,140	$3,186,000	—	$11,599,140

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(1,772,383)	—	—	$(1,772,383)

Total Investments	$6,640,757	$3,186,000	—	$9,826,757

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
RCM Short Duration High Income:
Investments in Securities - Assets
Corporate Bonds & Notes	—	$85,856,119	—	$85,856,119
Senior Loans	—	10,586,907	—	10,586,907
Convertible Bonds	—	3,296,600	—	3,296,600
Repurchase Agreements	—	14,402,000	—	14,402,000

Total Investments	—	$114,141,626	—	$114,141,626

Security valued at $8,675,437 was transferred from Level 1 to Level 2 in AGIC Convertible due to use of an evaluated price from a third-party pricing vendor.

Security valued at $12,701,138 was transferred from Level 2 to Level 1 in AGIC Convertible due to the availability of a quoted prices in an active market.

Security valued at $95,636 was transferred from Level 2 to Level 1 in RCM China Equity due to the unavailability of a value utilizing modeling tools provided by a third-party vendor.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period or nine months ended August 31, 2012, was as follows:

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds:
Machinery	$10,628,700		$1,530,485		$(11,955,045)	$35,929	$(652,700)	$412,631	—	—	—

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3*	Ending Balance 8/31/12
AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes:
Automotive	$3,645,199		$3,099,000		$(3,585,349)	$9,460	$7,044	$333,246	—	$(3,508,600)	—

*Transferred out of Level 3 into Level 2 because evaluated price from an independent pricing vendor was available.

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
RCM International Small-Cap:
Investments in Securities – Assets
Common Stock:
Thailand	—		$1,132,793		—	—	—	$(16,958)	—	—	$1,115,835

The net change in unrealized appreciation/depreciation of level 3 investments which the Fund held at August 31, 2012 was $(16,958).

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
AGIC Micro Cap:
Investments in Securities - Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
AGIC Ultra Micro Cap:
Investments in Securities - Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

	Beginning Balance 11/30/11*		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
AGIC U.S. Emerging Growth:
Investments in Securities - Assets
Warrants	—	†	—		—	—	—	—	—	—	—	†

† Security is fair-valued at $0.

	Beginning Balance 6/1/12*		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
NFJ International Small-Cap Value:
Investments in Securities - Assets
Rights	—		—		—	—		$63	—	—	$63

* Commencement of operations. The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2012 was $63.

	Beginning Balance 11/30/11		Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Tranfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
RCM Global Water:
Investments in Securities - Assets
Common Stock:
China	$13,580		—		$(16,590)	—	$(79,741)	$82,751	—	—	—
Hong Kong	—		$350,150	†	—	—	—	(266,776)	—	—	$83,374

Total Investments	$13,580		$350,150		$(16,590)	—	$(79,741)	$(184,025)	—	—	$83,374

† Security acquired in merger with Allianz RCM Global EcoTrendsSM Fund.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at August 31, 2012 was $(266,776).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2012:

RCM Global Water: Investments in Securities— Assets	Ending Balance at 8/31/12	Valuation Technique Used	Unobservable Input	Input Value
Common Stock	$83,374	Portfolio manager recommendation	Discount applied to last exchange price	HKD 0.685

RCM International Small-Cap: Investments in Securities— Assets	Ending Balance at 8/31/12	Valuation Technique Used	Unobservable Input	Input Value
Rights	$115,835	Portfolio manager recommendation	Value of foreign security on local market	THB 17.202

HKD—Hong Kong Dollar

THB—Thailand Baht

At August 31, 2012, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGI Solutions 2015	$9,982,503	$907,837	$2,225	$905,612
AGI Solutions 2020	6,926,358	733,717	11,753	721,964
AGI Solutions 2025	3,894,534	198,581	–	198,581
AGI Solutions 2030	8,617,632	840,823	49,602	791,221
AGI Solutions 2035	3,419,818	236,047	977	235,070
AGI Solutions 2040	6,728,653	751,323	69,496	681,827
AGI Solutions 2045	3,312,446	264,114	1,299	262,815
AGI Solutions 2050	5,896,392	736,699	52,691	684,008
AGI Solutions 2055	3,164,429	274,258	1,462	272,796
AGI Solutions Global Allocation	188,256,263	21,460,131	732,275	20,727,856
AGI Solutions Global Growth Allocation	6,686,882	920,626	28,317	892,309
AGI Solutions Retirement Income	19,708,630	1,322,672	8,543	1,314,129
AGIC Convertible	823,676,004	86,995,400	9,829,038	77,166,362
AGIC Focused Opportunity	3,900,125	266,500	563,761	(297,261)
AGIC Global Managed Volatility	12,159,559	812,061	206,448	605,613
AGIC High Yield Bond	280,740,266	13,069,247	3,908,711	9,160,536
AGIC Micro Cap	21,351,799	6,251,784	691,881	5,559,903
AGIC Ultra Micro Cap	11,750,491	2,843,912	212,704	2,631,208
AGIC U.S. Emerging Growth	17,543,832	4,204,683	656,366	3,548,317
F&T Behavioral Advantage Large Cap	12,091,727	1,464,098	59,746	1,404,352
NFJ Global Dividend Value	46,042,237	2,705,712	3,744,937	(1,039,225)
NFJ International Small-Cap Value Fund	3,041,046	304,539	60,189	244,351
NFJ International Value II	3,078,049	229,336	147,985	81,351
RCM China Equity	4,239,564	82,083	703,660	(621,577)
RCM Disciplined Equity	42,118,707	5,650,411	1,855,248	3,795,163
RCM Global Water	101,487,684	11,900,007	4,519,602	7,380,405
RCM International Small-Cap Fund	109,922,123	11,243,927	1,743,733	9,500,194
RCM Redwood	11,437,000	675,247	513,107	162,140
RCM Short Duration High Income	113,201,593	1,092,357	152,324	940,033

Differences, if any, between book and tax cost basis may be attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel

President

Date: October 23, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: October 23, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 23, 2012